Total
Fuller & Thaler Behavioral Small-Cap Equity Fund
SUMMARY SECTION FULLER & THALER BEHAVIORAL SMALL-CAP EQUITY FUND
Investment Objective
The Fuller & Thaler Behavioral Small-Cap Equity Fund (the “Small-Cap Equity Fund” or the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Small-Cap Equity Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary when they buy and hold shares of the Fund which are not reflected below. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations of this Prospectus. More information about these and other discounts is available from your financial intermediary and as described under “CLASSES OF SHARES” in this Prospectus. No initial sales charge is assessed on aggregated purchases of $1 million or more in all Fuller & Thaler Funds. You are also eligible for a discount on A Shares sales charges beginning with a minimum purchase of $50,000. The Fund also permits you to reduce the front-end sales charge you pay on A Shares by exercising your Rights of Accumulation or Letter of Intent privileges with respect to your investments in Fuller & Thaler Funds, as described under “CLASSES OF SHARES – A Shares” in this Prospectus.

Shareholder Fees (fees paid directly from your investments)
Shareholder Fees - Fuller & Thaler Behavioral Small-Cap Equity Fund	Fuller & Thaler Behavioral Small-Cap Equity Fund A Shares	Fuller & Thaler Behavioral Small-Cap Equity Fund C Shares	Fuller & Thaler Behavioral Small-Cap Equity Fund Investor Shares	Fuller & Thaler Behavioral Small-Cap Equity Fund Institutional Shares	Fuller & Thaler Behavioral Small-Cap Equity Fund R6 Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the sale price)	1.00%	1.00%	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Fuller & Thaler Behavioral Small-Cap Equity Fund	Fuller & Thaler Behavioral Small-Cap Equity Fund A Shares		Fuller & Thaler Behavioral Small-Cap Equity Fund C Shares	Fuller & Thaler Behavioral Small-Cap Equity Fund Investor Shares		Fuller & Thaler Behavioral Small-Cap Equity Fund Institutional Shares		Fuller & Thaler Behavioral Small-Cap Equity Fund R6 Shares
Management Fees	0.60%		0.60%	0.60%		0.60%		0.60%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%	0.25%		none		none
Other Expenses	0.20%	[1]	0.05%	0.21%	[1]	0.17%	[1]	0.05%
Total Annual Fund Operating Expenses	1.05%		1.65%	1.06%		0.77%		0.65%
[1]	The Capitol Series Trust (the “Trust”) has adopted an Administrative Services Plan (the “Services Plan”) for A Shares, Investor Shares, and Institutional Shares of the Funds. The Services Plan allows the A Shares, Investor Shares and Institutional Shares of the Fund to pay service organizations for the provision of certain administrative, recordkeeping and other non-distribution related shareholder services to A Share, Investor Share and Institutional Share shareholders. The Services Plan permits the Fund to make service fee payments at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its A Shares and up to 0.20% of the Fund’s average daily net assets attributable to its Investor Shares or Institutional Shares. “Other Expenses” reported in the table above for A Shares, Investor Shares and Institutional Shares include an allocation of up to 0.03% of this services fee payable to the Fund’s investment adviser, Fuller & Thaler Asset Management, Inc. (“Fuller & Thaler” or the “Adviser”) for certain non-distribution related shareholder services that it provides pursuant to a Shareholder Services Agreement between the Trust and Fuller & Thaler adopted pursuant to the Services Plan. This Shareholder Services Agreement and fee allocation to Fuller & Thaler has been authorized by the Board of Trustees (the “Board”) of the Trust pursuant to the Services Plan, but has not been implemented as of the date of this prospectus. For additional information regarding the Services Plan, refer to “Service Fees – A Shares, Investor Shares and Institutional Shares” in the Fund’s prospectus.

Example:

The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is based for all time periods on Total Annual Fund Operating Expenses.

The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is based for all time periods on Total Annual Fund Operating Expenses.
Expense Example - Fuller & Thaler Behavioral Small-Cap Equity Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Fuller & Thaler Behavioral Small-Cap Equity Fund A Shares	676	890	1,121	1,784
Fuller & Thaler Behavioral Small-Cap Equity Fund C Shares	168	520	897	1,955
Fuller & Thaler Behavioral Small-Cap Equity Fund Investor Shares	108	337	585	1,294
Fuller & Thaler Behavioral Small-Cap Equity Fund Institutional Shares	79	246	428	954
Fuller & Thaler Behavioral Small-Cap Equity Fund R6 Shares	66	208	362	810

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended September 30, 2022 was 35% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies

Under normal circumstances, the Fund seeks to achieve its objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of small capitalization (“small-cap”) companies based in the U.S. (“80% Policy”). The Fund must provide shareholders with 60 days’ prior written notice if it changes its 80% Policy. The Fund considers a company to be based in the U.S. if it is publicly traded in the U.S. and it satisfies one or more of the following additional criteria: it is incorporated in the U.S., it is headquartered in the U.S., its reported assets are primarily located in the U.S., or it derives the majority of its revenue from the U.S. The Fund defines small-cap companies as companies whose market capitalizations are generally in the lowest 10% of total market capitalization or companies whose market capitalizations are smaller than or equal to the largest company in the Russell 2000® Index, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE American LLC, Nasdaq Global Market®, Nasdaq Capital Market®, or such other securities exchanges deemed appropriate by the Adviser. Under the Adviser’s market capitalization guidelines described above, based on market capitalization data as of September 30, 2022, the market capitalization of a small cap company would be $10.83 billion or below. This dollar amount will change due to market conditions. The size of the companies included in the Russell 2000® Index will change as a result of market conditions and reconstitution of the Index.

The Fund seeks to achieve its investment objective by building a diversified portfolio of U.S. stocks in a disciplined process that applies the proprietary research of Fuller & Thaler, the Fund’s investment adviser, on the behavioral biases of other investors. Fuller & Thaler’s investment process is based on decades of research into behavioral finance. Behavioral finance is the study of how investors actually behave, as opposed to how they should behave, when making investment decisions. Professional investors are human, and like all humans, they make mistakes. Investors make mistakes because they have emotions, use imperfect rules of thumb, and have priorities beyond risk and return. Fuller & Thaler’s process identifies and exploits those mistakes. The Adviser’s analysis includes making educated predictions of when other investors – the “market” – have likely made a behavioral mistake, and in turn, have created a buying opportunity. There are two kinds of mistakes that produce buying opportunities: over-reaction and under-reaction. Investors may over-react to bad news and losses (e.g., panic) that may present opportunities in typically value-oriented stocks, or they may under-react to good news (e.g., not pay attention) that may present opportunities in typically growth-oriented stocks. At the individual stock level, Fuller & Thaler searches for events related to insider buying, earnings announcements, and other news that suggest these types of investor misbehavior (over-reaction or under-reaction) and draws from its more than 25 years of experience in analyzing events that suggest investor misbehavior. If these behaviors are present, Fuller & Thaler then proceeds to its fundamental analysis of the company. In summary, if an investor mistake is likely and the company has solid fundamentals, the portfolio managers buy the stock. The portfolio managers generally sell when they believe investor misbehavior has reversed or the firm’s fundamentals deteriorate. There is no set length of time that the Fund expects to hold a particular security. The Fund seeks to deliver similar risk characteristics to the Russell 2000® Index.

The Fund may also invest a portion of its assets in real estate investment trusts (REITs) whose investment characteristics are consistent with the Fund’s principal investment strategy. REITs are pooled investment vehicles that generally invest in income-producing real estate or real estate-related loans or interests. The Fund will generally invest in liquid REITs that are included in the Russell 2000® Index, the Fund’s benchmark index.

The Fund may also lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund’s Board of Trustees (the “Board”). Loans of portfolio securities will be collateralized by liquid securities and cash. The Fund may invest cash collateral received in securities consistent with its principal investment strategy.

The Fund may invest in multiple sectors, and may concentrate its investments in a particular sector by investing greater than 25% of the Fund’s total assets in such sector when its Behavioral Strategy indicates that such concentration would be appropriate from an investment perspective. The Fund does not have a pre-conceived intention to invest in any particular sector. The Fund will not invest more than 25% of its net assets in any particular “industry” as that term is used in the Investment Company Act of 1940, as amended. The Fund typically expects to hold from 70 to 140 positions, with individual position sizes typically ranging up to 5% of the Fund’s net assets. Before trading, the portfolio managers review the portfolio’s characteristics relative to its benchmark, and may adjust position sizes to control exposures to sectors, volatility in relation to the market, and other characteristics.

Principal Investment Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Additional Information Regarding Principal Risks” in the Fund’s prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. Movements in the stock market may adversely affect the securities held by the Fund on a daily basis, and as a result, such movements may negatively affect the Fund’s net asset value (“NAV”) and investment return. Prices for securities in which the Fund invests may move up or down, sometimes rapidly and unpredictably, as a result of market influences. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular industries or sectors represented in those markets. The Fund’s investments are subject to the following market-related risks, among others: inflation risk, geopolitical risks, including wars, terrorism, government shutdowns, and concerns about sovereign debt; natural and environmental disasters, including earthquakes, tsunamis and hurricanes; widespread disease, including pandemics and epidemics; and market manipulation and other fraudulent practices. For additional information regarding Market Risk, including the effect of pandemics such as the novel coronavirus disease, on financial markets, please see “Market Risk” in the section titled “Additional Information Regarding Principal Investment Risks” in this prospectus.

Equity Securities Risk. U.S. equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

Small-Cap Company Risk. Investments in securities of small-cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Small-cap companies often have less predictable earnings, more limited product lines, markets, distribution channels, or financial resources, and the management of such companies may be dependent on one or a few key people. The equity securities of small-cap companies are generally less liquid than the equity securities of larger companies.

Behavioral Strategy Risk. When taking investment positions, Fuller & Thaler will apply principles based on behavioral finance. In order to take advantage of behavioral biases, Fuller & Thaler generally focuses on certain markers of possible under- and over-reaction. Securities identified using this type of strategy may perform differently from the market as a whole based on the following: the criteria used in the analysis; whether the criteria used are successful in predicting investor behavior; the weight placed on each criterion; and changes in the criteria’s historical trends. The criteria used in implementing this strategy and the weight placed on those criteria may not be predictive of a security’s value, and the effectiveness of the criteria can change over time. These changes may not be reflected in the current analytical approach used to implement the behavioral strategy. There can be no guarantee that Fuller & Thaler will be successful in applying behavioral finance principles to successfully predict investor behavior to exploit stock price anomalies.

Growth Investing Risk. To the extent that the Fund invests in growth-oriented securities, the Adviser’s perception of the underlying companies’ growth potentials may be wrong, or the securities purchased may not perform as expected.

Issuer Risk. The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Liquidity Risk. The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Management Risk. The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.

Regulatory Risk. Changes in government regulations may adversely affect the operations and value of the Fund or the companies in which it invests. Industries and markets that are not adequately regulated may be susceptible to the initiation of inappropriate practices that adversely affect the Fund or the companies in which it invests.

REIT and Real Estate-Related Investment Risk. Adverse changes in the real estate markets may affect the value of REIT and other real-estate related investments.

Sector Risk. The Adviser may allocate more of the Fund’s investments to a particular sector or sectors in the market. If the Fund invests a significant portion of its total assets in certain sectors, its investment portfolio will be more susceptible to the financial, economic, business, and political developments that affect those sectors.

Securities Lending Risk. The Fund may make secured loans of its portfolio securities in an amount not exceeding 33 ⅓% of the value of the Fund’s total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially, including possible impairment of the Fund’s ability to vote the securities on loan. If a loan is collateralized by cash, the Fund typically will invest the cash collateral for its own account and may pay a fee to the borrower that normally represents a portion of the Fund’s earnings on the collateral. Because the Fund may invest collateral in any investments in accordance with its investment objective, the Fund’s securities lending transactions will result in investment leverage. The Fund bears the risk that the value of the investments made with collateral may decline.

Value Investing Risk. The determination that a security is undervalued is subjective. The market may not agree with the Adviser’s determination and the security’s price may not rise to what the Adviser believes is its full fair value.

Performance Information

The performance information below provides some indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Institutional Shares from year to year.

The table shows the average annual returns of the Investor Shares, Institutional Shares (formerly, Select Shares), R6 Shares (formerly, Institutional Shares), A Shares and C Shares for the periods of 1 Year, 5 Years, 10 Years, and Since Inception, as applicable, compared to a broad-based market index.

Visit www.fullerthalerfunds.com for more current performance information.

Past performance, before and after taxes, is not necessarily predictive of future performance.

Small-Cap Equity Fund(1) Calendar Year Total Returns – Institutional Shares

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest	10/1/2020 – 12/31/2020	22.79%
Lowest	1/1/2020 – 3/31/2020	(26.07)%

AVERAGE ANNUAL TOTAL RETURNS(1) (for periods ended 12/31/2022)
Past performance, before and after taxes, is not necessarily predictive of future performance.
Average Annual Total Returns - Fuller & Thaler Behavioral Small-Cap Equity Fund		Label [1]	1 Year		5 Years		10 Years		Since Inception	[2]	Inception Date
Fuller & Thaler Behavioral Small-Cap Equity Fund Institutional Shares		Before Taxes	(7.48%)	[1]	8.23%	[1]	12.68%	[1]	13.62%	[1]	Sep. 08, 2011
Fuller & Thaler Behavioral Small-Cap Equity Fund Institutional Shares | After Taxes on Distributions	[3]		(7.74%)		7.91%		11.09%		11.94%
Fuller & Thaler Behavioral Small-Cap Equity Fund Institutional Shares | After Taxes on Distributions and Sales	[3]		(4.23%)		6.48%		9.85%		10.69%
Fuller & Thaler Behavioral Small-Cap Equity Fund Investor Shares		Before Taxes	(7.73%)	[1]	7.92%	[1]	12.43%	[1]	13.37%	[1]	Sep. 08, 2011
Fuller & Thaler Behavioral Small-Cap Equity Fund R6 Shares		Before Taxes	(7.38%)	[1]	8.34%	[1]	12.81%	[1]	13.76%	[1]	Sep. 08, 2011
Fuller & Thaler Behavioral Small-Cap Equity Fund A Shares		Before Taxes	(13.03%)	[1]					12.73%	[1]	Dec. 19, 2018
Fuller & Thaler Behavioral Small-Cap Equity Fund C Shares		Before Taxes	(8.31%)	[1]					13.70%	[1]	Dec. 19, 2018
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	[4]		(20.44%)		4.13%		9.01%		10.05%
[1]	The Fund is the accounting successor to a series of Allianz Funds Multi-Strategy Trust, which commenced operations on September 8, 2011, and for which the Adviser served as the sole sub-adviser (the “Predecessor Fund”). In a transaction that was consummated on October 23, 2015 (the “Reorganization”), the Fund acquired the assets and liabilities of: the A, C, and D Classes of the Predecessor Fund, which became the Investor Shares of the Fund; the Class P Shares of the Predecessor Fund, which became the Institutional Shares of the Fund; and the Institutional Shares of the Predecessor Fund, which became the R6 Shares of the Fund. Accordingly, the performance results shown above in the bar chart and the average annual total returns table for periods prior to October 23, 2015 represent the performance of the Predecessor Fund and its classes. The Fund’s performance has not been restated to reflect any differences in expenses paid by the Predecessor Fund and those paid by the Fund. In addition, the Fund’s performance during the periods reflected in the bar chart and table may have been different from that of the Predecessor Fund due to some differences in their principal investment strategies.
[2]	The inception date of the Fund’s Institutional Shares, Investor Shares and R6 Shares is September 8, 2011. The Fund’s A Shares and C Shares commenced operations on December 19, 2018. Returns for A Shares reflect the maximum sales charge.
[3]	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are for Institutional Shares only. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on the sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return. After-tax returns for other share classes will vary.
[4]	The Russell 2000® Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. The Russell 2000® Index measures the performance of the small-cap segment of the US equity universe and is a subset of the Russell 3000® Index. Individuals cannot invest directly in an Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The inception date used for the Russell 2000® Index is September 8, 2011, the inception date of the Fund’s Institutional Shares.

Fuller & Thaler Behavioral Small-Cap Growth Fund
SUMMARY SECTION FULLER & THALER BEHAVIORAL SMALL-CAP GROWTH FUND
Investment Objective
The Fuller & Thaler Behavioral Small-Cap Growth Fund (the “Small-Cap Growth Fund” or the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Small-Cap Growth Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary when they buy and hold shares of the Fund which are not reflected below. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations of this Prospectus. More information about these and other discounts is available from your financial intermediary and as described under “CLASSES OF SHARES” in this Prospectus. No initial sales charge is assessed on aggregated purchases of $1 million or more in all Fuller & Thaler Funds. You are also eligible for a discount on A Shares sales charges beginning with a minimum purchase of $50,000. The Fund also permits you to reduce the front-end sales charge you pay on A Shares by exercising your Rights of Accumulation or Letter of Intent privileges with respect to your investments in Fuller & Thaler Funds, as described under “CLASSES OF SHARES – A Shares” in this Prospectus.

Shareholder Fees (fees paid directly from your investments)
Shareholder Fees - Fuller & Thaler Behavioral Small-Cap Growth Fund	Fuller & Thaler Behavioral Small-Cap Growth Fund A Shares	Fuller & Thaler Behavioral Small-Cap Growth Fund C Shares	Fuller & Thaler Behavioral Small-Cap Growth Fund Investor Shares	Fuller & Thaler Behavioral Small-Cap Growth Fund Institutional Shares	Fuller & Thaler Behavioral Small-Cap Growth Fund R6 Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the sale price)	1.00%	1.00%	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Fuller & Thaler Behavioral Small-Cap Growth Fund		Fuller & Thaler Behavioral Small-Cap Growth Fund A Shares		Fuller & Thaler Behavioral Small-Cap Growth Fund C Shares	Fuller & Thaler Behavioral Small-Cap Growth Fund Investor Shares		Fuller & Thaler Behavioral Small-Cap Growth Fund Institutional Shares		Fuller & Thaler Behavioral Small-Cap Growth Fund R6 Shares
Management Fees		0.85%		0.85%	0.85%		0.85%		0.85%
Distribution and/or Service (12b-1) Fees		0.25%		1.00%	0.25%		none		none
Other Expenses		0.34%	[1]	0.24%	0.41%	[1]	0.33%	[1]	0.24%
Total Annual Fund Operating Expenses		1.44%		2.09%	1.51%		1.18%		1.09%
Expense Reductions	[2]	(0.14%)		(0.29%)	(0.26%)		(0.22%)		(0.23%)
Total Annual Fund Operating Expenses After Expense Reductions	[2]	1.30%		1.80%	1.25%		0.96%		0.86%
[1]	The Capitol Series Trust (the “Trust”) has adopted an Administrative Services Plan (the “Services Plan”) for A Shares, Investor Shares, and Institutional Shares of the Funds. The Services Plan allows the A Shares, Investor Shares and Institutional Shares of the Fund to pay service organizations for the provision of certain administrative, recordkeeping and other non-distribution related shareholder services to A Share, Investor Share and Institutional Share shareholders. The Services Plan permits the Fund to make service fee payments at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its A Shares and up to 0.20% of the Fund’s average daily net assets attributable to its Investor Shares or Institutional Shares. “Other Expenses” reported in the table above for A Shares, Investor Shares and Institutional Shares include an allocation of up to 0.03% of this services fee payable to the Fund’s investment adviser, Fuller & Thaler Asset Management, Inc. (“Fuller & Thaler” or the “Adviser”) for certain non-distribution related shareholder services that it provides pursuant to a Shareholder Services Agreement between the Trust and Fuller & Thaler adopted pursuant to the Services Plan. This Shareholder Services Agreement and fee allocation to Fuller & Thaler has been authorized by the Board of Trustees (the “Board”) of the Trust pursuant to the Services Plan, but has not been implemented as of the date of this prospectus. For additional information regarding the Services Plan, refer to “Service Fees – A Shares, Investor Shares and Institutional Shares” in the Fund’s prospectus.
[2]	Effective January 27, 2023, Fuller & Thaler has contractually agreed to waive its management fee and/or reimburse Fund expenses so that total annual operating expenses do not exceed 1.30%, 1.80% 1.25%, 0.96%, and 0.86% for A Shares, C Shares, Investor Shares, Institutional Shares and R6 Shares, respectively, of the Fund’s average daily net assets through January 31, 2024. The expense limitation does not apply to (i) interest (other than custodial overdraft fees and expenses associated with the Fund’s participation in an alternative liquidity program), (ii) taxes, (iii) brokerage fees and commissions, (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (v) dividend expense on short sales and (vi) indirect expenses such as acquired fund fees and expenses incurred by the Fund in any fiscal year. During any fiscal year that the Investment Advisory Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. The Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board may terminate such agreement at any time. The Expense Limitation Agreement shall terminate automatically upon the termination of the Advisory Agreement.

Example:

The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same and the expense waiver/reimbursement remains in place for the contractual period only. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same and the expense waiver/reimbursement remains in place for the contractual period only. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.
Expense Example - Fuller & Thaler Behavioral Small-Cap Growth Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Fuller & Thaler Behavioral Small-Cap Growth Fund A Shares	700	991	1,304	2,189
Fuller & Thaler Behavioral Small-Cap Growth Fund C Shares	183	627	1,097	2,398
Fuller & Thaler Behavioral Small-Cap Growth Fund Investor Shares	127	452	799	1,779
Fuller & Thaler Behavioral Small-Cap Growth Fund Institutional Shares	98	353	628	1,412
Fuller & Thaler Behavioral Small-Cap Growth Fund R6 Shares	88	324	579	1,308

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended September 30, 2022 was 102% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies

Under normal circumstances, the Fund seeks to achieve its objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of small capitalization (“small-cap”) companies based in the U.S. (“80% Policy”). The Fund must provide shareholders with 60 days’ prior written notice if it changes its 80% Policy. The Fund considers a company to be based in the U.S. if it is publicly traded in the U.S. and it satisfies one or more of the following additional criteria: it is incorporated in the U.S., it is headquartered in the U.S., its reported assets are primarily located in the U.S., or it derives the majority of its revenue from the U.S. The Fund defines small-cap companies as companies whose market capitalizations are generally in the lowest 10% of total market capitalization or companies whose market capitalizations are smaller than or equal to the largest company in the Russell 2000® Index, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE American LLC, Nasdaq Global Market®, Nasdaq Capital Market®, or such other securities exchanges deemed appropriate by the Adviser. Under the Adviser’s market capitalization guidelines described above, based on market capitalization data as of September 30, 2022, the market capitalization of a small cap company would be $10.83 billion or below. This dollar amount will change due to market conditions. The size of the companies included in the Russell 2000® Index will change as a result of market conditions and reconstitution of the Index. The Fund screens for companies that historically have above average earnings or sales growth and retention of earnings. Often such companies have above average price to earnings ratios.

The Fund seeks to achieve its investment objective by building a diversified portfolio of U.S. stocks in a disciplined process that applies the proprietary research of Fuller & Thaler, the Fund’s investment adviser, on the behavioral biases of other investors. Fuller & Thaler’s investment process is based on decades of research into behavioral finance. Behavioral finance is the study of how investors actually behave, as opposed to how they should behave, when making investment decisions. Professional investors are human, and like all humans, they make mistakes. Investors make mistakes because they have emotions, use imperfect rules of thumb, and have priorities beyond risk and return. Fuller & Thaler’s process identifies and exploits those mistakes. The Adviser’s analysis includes making educated predictions of when other investors – the “market” – have likely made a behavioral mistake, and in turn, have created a buying opportunity. There are two kinds of mistakes that produce buying opportunities: over-reaction and under-reaction. Investors may over-react to bad news and losses (e.g., panic) that may present opportunities in typically value-oriented stocks, or they may under-react to good news (e.g., not pay attention) that may present opportunities in typically growth-oriented stocks. At the individual stock level, Fuller & Thaler searches for events related to earnings announcements and other news that suggest investor under-reaction and draws from its more than 25 years of experience in analyzing events that suggest investor misbehavior. If these behaviors are present, Fuller & Thaler then proceeds to its fundamental analysis of the company. The Fund screens for companies that historically have above average earnings or sales growth and retention of earnings. The portfolio managers generally sell when they believe investor misbehavior has reversed or the firm’s fundamentals deteriorate. There is no set length of time that the Fund expects to hold a particular security. The Fund seeks to deliver similar risk characteristics to the Russell 2000® Growth Index.

While income-generating funds typically invest in stocks with high dividends, funds seeking capital appreciation typically invest in stocks without significant dividends but try to generate returns for investors through price appreciation. Funds can seek price appreciation with low turnover—holding each stock for many years and expecting each stock to go up in price for years—or with higher turnover—holding each stock for months or quarters, and expecting each stock to go up in price during the months and quarters the stock is held. The Fund typically buys small-cap stocks with high growth prospects, that often do not pay dividends. And we hold stocks on average less than a year, although we may hold for shorter or much longer periods of time—as long as we believe the price is likely to continue appreciating. Thus, while the fund may hold individual stocks for less than a year, the goal of the Fund’s holdings and trading is long-term capital appreciation of the Fund as a whole.

The Fund may also invest a portion of its assets in real estate investment trusts (“REITs”), Business Development Companies (BDCs), and Exchange Traded Funds (ETFs) whose investment characteristics are consistent with the Fund’s principal investment strategy. REITs are pooled investment vehicles that generally invest in income-producing real estate or real estate-related loans or interests. The Fund will generally invest in liquid REITs that are included in the Russell 2000® Growth Index, the Fund’s benchmark index. A BDC is a form of unregistered closed-end investment company that typically invests in small and mid-sized businesses to help such companies grow in the initial stages of their development. An ETF is a marketable security that typically tracks a stock index or other basket of assets. Although similar in many ways, ETFs differ from mutual funds because ETF shares trade like common stock on an exchange, with a fluctuating price throughout the day as shares are bought and sold.

The Fund may also lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund’s Board of Trustees. Loans of portfolio securities will be collateralized by liquid securities and cash. The Fund may invest cash collateral received in securities consistent with its principal investment strategy.

The Fund may invest in multiple sectors, and may concentrate its investments in a particular sector by investing greater than 25% of the Fund’s total assets in such sector when its Behavioral Strategy indicates that such concentration would be appropriate from an investment perspective. The Fund will not invest more than 25% of its net assets in any particular “industry” as that term is used in the Investment Company Act of 1940, as amended. The Fund typically expects to hold from 25 to 70 positions, with individual position sizes typically ranging up to 7% of the Fund’s net assets. Before trading, the portfolio managers review the portfolio’s characteristics relative to its benchmark, and may adjust position sizes to control exposures to sectors, volatility in relation to the market, and other characteristics.

Principal Investment Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Additional Information Regarding Principal Risks” in the Fund’s prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. Movements in the stock market may adversely affect the securities held by the Fund on a daily basis, and as a result, such movements may negatively affect the Fund’s net asset value (“NAV”) and investment return. Prices for securities in which the Fund invests may move up or down, sometimes rapidly and unpredictably, as a result of market influences. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular industries or sectors represented in those markets. The Fund’s investments are subject to the following market-related risks, among others: inflation risk, geopolitical risks, including wars, terrorism, government shutdowns, and concerns about sovereign debt; natural and environmental disasters, including earthquakes, tsunamis and hurricanes; widespread disease, including pandemics and epidemics; and market manipulation and other fraudulent practices. For additional information regarding Market Risk, including the effect of pandemics such as the novel coronavirus disease, on financial markets, please see “Market Risk” in the section titled “Additional Information Regarding Principal Investment Risks” in this prospectus.

Equity Securities Risk. U.S. equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

Small-Cap Company Risk. Investments in securities of small-cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Small-cap companies often have less predictable earnings, more limited product lines, markets, distribution channels, or financial resources, and the management of such companies may be dependent on one or a few key people. The equity securities of small-cap companies are generally less liquid than the equity securities of larger companies.

Behavioral Strategy Risk. When taking investment positions, Fuller & Thaler will apply principles based on behavioral finance. In order to take advantage of behavioral biases, Fuller & Thaler generally focuses on certain markers of possible under-reaction. Securities identified using this type of strategy may perform differently from the market as a whole based on the following: the criteria used in the analysis; whether the criteria used are successful in predicting investor behavior; the weight placed on each criterion; and changes in the criteria’s historical trends. The criteria used in implementing this strategy and the weight placed on those criteria may not be predictive of a security’s value, and the effectiveness of the criteria can change over time. These changes may not be reflected in the current analytical approach used to implement the behavioral strategy. There can be no guarantee that Fuller & Thaler will be successful in applying behavioral finance principles to successfully predict investor behavior to exploit stock price anomalies.

BDC Risk. A BDC may invest in the equity and fixed income securities of smaller and developing companies as well as companies that are experiencing financial crises (“Portfolio Companies”). Investments in smaller and developing Portfolio Companies involve a greater risk of loss due to their youth and limited track records and are more susceptible to competition and economic and market changes due to limited products and market shares. Because Portfolio Companies may have limited capital resources, there is also a greater risk of default on fixed income securities issued and non-payment of dividends on any preferred and common stock issued. Investments in Portfolio Companies typically have limited liquidity. A BDC may use leverage (e.g. borrowing and the issuance of fixed income and preferred securities) to finance its own operations and may suffer significant losses if market fluctuations cause the BDC’s net asset value (“NAV”) to decline or if related interest charges exceed investment income. The Fund has no control over the investments made by BDCs, and BDCs are subject to additional risks such as the fact that their shares may trade at a market price above or below their NAVs or an active market may not develop for their shares.

ETF Risk. The Fund is subject to the performance of the ETFs in which it invests for the portion of the Fund’s assets that are so invested. Because the Fund invests its assets in shares of ETFs, the Fund indirectly owns the investments made by such ETFs. By investing in the Fund, you therefore indirectly assume the same types of risks as investing directly in such ETFs. The Fund’s investment performance is affected by the ETF’s investment performance. In addition, the Fund’s risks include the Underlying ETF’s principal risks.

Fee Layering Risk. When the Fund invests in another investment company such as a business development company or an ETF, the Fund will indirectly bear its proportionate share of any fees and expenses payable directly by the investment company. Therefore, the Fund will incur additional expenses, some of which are duplicative of the Fund’s own operational expenses.

Growth Investing Risk. To the extent that the Fund invests in growth-oriented securities, the Adviser’s perception of the underlying companies’ growth potentials may be wrong, or the securities purchased may not perform as expected.

Issuer Risk. The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Liquidity Risk. The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Management Risk. The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.

Regulatory Risk. Changes in government regulations may adversely affect the operations and value of the Fund or the companies in which it invests. Industries and markets that are not adequately regulated may be susceptible to the initiation of inappropriate practices that adversely affect the Fund or the companies in which it invests.

REIT and Real Estate-Related Investment Risk. Adverse changes in the real estate markets may affect the value of REIT and other real-estate related investments.

Sector Risk. The Adviser may allocate more of the Fund’s investments to a particular sector or sectors in the market. If the Fund invests a significant portion of its total assets in certain sectors, its investment portfolio will be more susceptible to the financial, economic, business, and political developments that affect those sectors.

Securities Lending Risk. The Fund may make secured loans of its portfolio securities in an amount not exceeding 33 ⅓% of the value of the Fund’s total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially, including possible impairment of the

Fund’s ability to vote the securities on loan. If a loan is collateralized by cash, the Fund typically will invest the cash collateral for its own account and may pay a fee to the borrower that normally represents a portion of the Fund’s earnings on the collateral. Because the Fund may invest collateral in any investments in accordance with its investment objective, the Fund’s securities lending transactions will result in investment leverage. The Fund bears the risk that the value of the investments made with collateral may decline.

Turnover Risk. High levels of portfolio turnover increase transaction costs and taxes and may lower investment performance.

Performance Information

The performance information below provides some indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Institutional Shares from year to year.

The table shows the average annual returns of the Investor Shares, Institutional Shares, R6 Shares, A Shares and C Shares for the periods of 1 Year, 5 Years and Since Inception compared to a broad-based market index, as applicable.

Visit www.fullerthalerfunds.com for more current performance information.

Past performance, before and after taxes, is not necessarily predictive of future performance.

Small-Cap Growth Fund Calendar Year Total Returns – Institutional Shares

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest	4/1/2020 – 6/30/2020	39.49%
Lowest	10/1/2018 – 12/31/2018	(25.88)%

AVERAGE ANNUAL TOTAL RETURNS (for periods ended 12/31/2022)
Past performance, before and after taxes, is not necessarily predictive of future performance.
Average Annual Total Returns - Fuller & Thaler Behavioral Small-Cap Growth Fund		Label	1 Year	5 Years	Since Inception [1]	Inception Date
Fuller & Thaler Behavioral Small-Cap Growth Fund Institutional Shares		Before Taxes	(27.48%)	10.48%	10.18%	Dec. 21, 2017
Fuller & Thaler Behavioral Small-Cap Growth Fund Institutional Shares | After Taxes on Distributions	[2]		(27.48%)	9.30%	9.01%
Fuller & Thaler Behavioral Small-Cap Growth Fund Institutional Shares | After Taxes on Distributions and Sales	[2]		(16.27%)	8.11%	7.87%
Fuller & Thaler Behavioral Small-Cap Growth Fund Investor Shares		Before Taxes	(27.66%)	10.20%	9.90%	Dec. 21, 2017
Fuller & Thaler Behavioral Small-Cap Growth Fund R6 Shares		Before Taxes	(27.42%)		10.27%	Dec. 21, 2017
Fuller & Thaler Behavioral Small-Cap Growth Fund A Shares		Before Taxes	(31.84%)		11.35%	Dec. 19, 2018
Fuller & Thaler Behavioral Small-Cap Growth Fund C Shares		Before Taxes	(28.05%)		12.46%	Dec. 19, 2018
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	[3]		(26.36%)	3.51%	3.39%
[1]	The inception date of the Fund’s Institutional Shares, Investor Shares and R6 Shares is December 21, 2017. The Fund’s Class A Shares and Class C Shares commenced operations on December 19, 2018. Returns for A Shares reflect the maximum sales charge.
[2]	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are for Institutional Shares only. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on the sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return. After-tax returns for other share classes will vary.
[3]	The Russell 2000® Growth Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. The Russell 2000® Growth Index measures the performance of those Russell 2000® companies with higher price/book ratios and higher forecasted growth values. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

Fuller & Thaler Behavioral Mid-Cap Value Fund
SUMMARY SECTION FULLER & THALER BEHAVIORAL MID-CAP VALUE FUND
Investment Objective
The Fuller & Thaler Behavioral Mid-Cap Value Fund (the “Mid-Cap Value Fund” or the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Mid-Cap Value Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary when they buy and hold shares of the Fund which are not reflected below. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations of this Prospectus. More information about these and other discounts is available from your financial intermediary and as described under “CLASSES OF SHARES” in this Prospectus. No initial sales charge is assessed on aggregated purchases of $1 million or more in all Fuller & Thaler Funds. You are also eligible for a discount on A Shares sales charges beginning with a minimum purchase of $50,000. The Fund also permits you to reduce the front-end sales charge you pay on A Shares by exercising your Rights of Accumulation or Letter of Intent privileges with respect to your investments in Fuller & Thaler Funds, as described under “CLASSES OF SHARES – A Shares” in this Prospectus.

Shareholder Fees (fees paid directly from your investments)
Shareholder Fees - Fuller & Thaler Behavioral Mid-Cap Value Fund	Fuller & Thaler Behavioral Mid-Cap Value Fund A Shares	Fuller & Thaler Behavioral Mid-Cap Value Fund C Shares	Fuller & Thaler Behavioral Mid-Cap Value Fund Investor Shares	Fuller & Thaler Behavioral Mid-Cap Value Fund Institutional Shares	Fuller & Thaler Behavioral Mid-Cap Value Fund R6 Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the sale price)	1.00%	1.00%	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Fuller & Thaler Behavioral Mid-Cap Value Fund		Fuller & Thaler Behavioral Mid-Cap Value Fund A Shares		Fuller & Thaler Behavioral Mid-Cap Value Fund C Shares	Fuller & Thaler Behavioral Mid-Cap Value Fund Investor Shares		Fuller & Thaler Behavioral Mid-Cap Value Fund Institutional Shares		Fuller & Thaler Behavioral Mid-Cap Value Fund R6 Shares
Management Fees		0.75%		0.75%	0.75%		0.75%		0.75%
Distribution and/or Service (12b-1) Fees		0.25%		1.00%	0.25%		none		none
Other Expenses		0.17%	[1]	0.09%	0.26%	[1]	0.23%	[1]	0.08%
Total Annual Fund Operating Expenses		1.17%		1.84%	1.26%		0.98%		0.83%
Expense Reductions	[2]	none		(0.14%)	(0.11%)		(0.13%)		(0.08%)
Total Annual Fund Operating Expenses After Expense Reductions	[2]	1.17%		1.70%	1.15%		0.85%		0.75%
[1]	The Capitol Series Trust (the “Trust”) has adopted an Administrative Services Plan (the “Services Plan”) for A Shares, Investor Shares, and Institutional Shares of the Funds. The Services Plan allows the A Shares, Investor Shares and Institutional Shares of the Fund to pay service organizations for the provision of certain administrative, recordkeeping and other non-distribution related shareholder services to A Share, Investor Share and Institutional Share shareholders. The Services Plan permits the Fund to make service fee payments at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its A Shares and up to 0.20% of the Fund’s average daily net assets attributable to its Investor Shares or Institutional Shares. “Other Expenses” reported in the table above for A Shares, Investor Shares and Institutional Shares include an allocation of up to 0.03% of this services fee payable to the Fund’s investment adviser, Fuller & Thaler Asset Management, Inc. (“Fuller & Thaler” or the “Adviser”) for certain non-distribution related shareholder services that it provides pursuant to a Shareholder Services Agreement between the Trust and Fuller & Thaler adopted pursuant to the Services Plan. This Shareholder Services Agreement and fee allocation to Fuller & Thaler has been authorized by the Board of Trustees (the “Board”) of the Trust pursuant to the Services Plan, but has not been implemented as of the date of this prospectus. For additional information regarding the Services Plan, refer to “Service Fees – A Shares, Investor Shares and Institutional Shares” in the Fund’s prospectus.
[2]	Effective January 27, 2023, Fuller & Thaler has contractually agreed to waive its management fee and/or reimburse Fund expenses so that total annual operating expenses do not exceed 1.20%, 1.70%, 1.15%, 0.85%, and 0.75% for A Shares, C Shares, Investor Shares, Institutional Shares and R6 Shares, respectively, of the Fund’s average daily net assets through January 31, 2024. The expense limitation does not apply to (i) interest (other than custodial overdraft fees and expenses associated with the Fund’s participation in an alternative liquidity program), (ii) taxes, (iii) brokerage fees and commissions, (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (v) dividend expense on short sales and (vi) indirect expenses such as acquired fund fees and expenses incurred by the Fund in any fiscal year. During any fiscal year that the Investment Advisory Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board may terminate such agreement at any time. The Expense Limitation Agreement shall terminate automatically upon the termination of the Advisory Agreement.

Example:

The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, and the Fund’s operating expenses remain the same and the expense waiver/reimbursement remains in place for the contractual period only. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, and the Fund’s operating expenses remain the same and the expense waiver/reimbursement remains in place for the contractual period only. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.
Expense Example - Fuller & Thaler Behavioral Mid-Cap Value Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Fuller & Thaler Behavioral Mid-Cap Value Fund A Shares	687	925	1,182	1,914
Fuller & Thaler Behavioral Mid-Cap Value Fund C Shares	173	565	982	2,147
Fuller & Thaler Behavioral Mid-Cap Value Fund Investor Shares	117	389	681	1,513
Fuller & Thaler Behavioral Mid-Cap Value Fund Institutional Shares	87	299	529	1,190
Fuller & Thaler Behavioral Mid-Cap Value Fund R6 Shares	77	257	453	1,018

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended September 30, 2022 was 12% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of medium capitalization (“mid-cap”) companies based in the U.S. (“80% Policy”). The Fund must provide shareholders with 60 days’ prior written notice if it changes its 80% Policy. The Fund considers a company to be based in the U.S. if it is publicly traded in the U.S. and it satisfies one or more of the following additional criteria: it is incorporated in the U.S., it is headquartered in the U.S., its reported assets are primarily located in the U.S., or it derives the majority of its revenue from the U.S.

The Fund defines mid-cap companies as companies whose market capitalizations are generally in the middle of an upper and lower bound. For the upper bound, we use companies whose market capitalizations are generally equal to or below 40% of total US market capitalization, or companies whose market capitalizations are smaller than or equal to the largest company in the Russell MidCap® index, whichever results in the higher market capitalization break. For the lower bound, we use companies whose market capitalizations are generally above 3% of total US market capitalization, or companies whose market capitalizations are larger than the smallest company in the Russell MidCap® index, whichever results in the lower market capitalization break. Based on market capitalization data as of September 30, 2022, the market capitalization of a mid-cap company would be between $0.70 billion and $56.50 billion. This dollar amount will change due to market conditions. The size of the companies included in the Russell MidCap® Index will change as a result of market conditions and reconstitution of the Index.

The Fund seeks to achieve its investment objective by building a diversified portfolio of U.S. stocks in a disciplined process that applies the proprietary research of Fuller & Thaler, the Fund’s investment adviser, on the behavioral biases of other investors. Fuller & Thaler’s investment process is based on decades of research into behavioral finance. Behavioral finance is the study of how investors actually behave, as opposed to how they should behave, when making investment decisions. Professional investors are human, and like all humans, they make mistakes. Investors make mistakes because they have emotions, use imperfect rules of thumb, and have priorities beyond risk and return. Fuller & Thaler’s process identifies and exploits those mistakes. The Adviser’s analysis includes making educated predictions of when other investors – the “market” – have likely made a behavioral mistake, and in turn, have created a buying opportunity. There are two kinds of mistakes that produce buying opportunities: over-reaction and under-reaction. Investors may over-react to bad news and losses (e.g., panic) that may present opportunities in typically value-oriented stocks, or they may under-react to good news (e.g., not pay attention) that may present opportunities in typically growth-oriented stocks. At the individual stock level, Fuller & Thaler searches for events related to insider buying and other news that suggest investor over-reaction and draws from its more than 25 years of experience in analyzing events that suggest investor misbehavior. If these behaviors are present, Fuller & Thaler then proceeds to its fundamental analysis of the company. The portfolio managers generally sell when they believe investor misbehavior has reversed or the firm’s fundamentals deteriorate. There is no set length of time that the Fund expects to hold a particular security. The Fund seeks to deliver similar risk characteristics to the Russell MidCap® Value Index.

The Fund may also invest a portion of its assets in real estate investment trusts (“REITs”), Business Development Companies (BDCs), and Exchange Traded Funds (ETFs) whose investment characteristics are consistent with the Fund’s principal investment strategy REITs are pooled investment vehicles that generally invest in income-producing real estate or real estate-related loans or interests. The Fund will generally invest in liquid REITs that are included in the Russell MidCap® Index, the Fund’s benchmark index. A  BDC is a form of unregistered closed-end investment company that typically invests in small and mid-sized businesses to help such companies grow in the initial stages of their development. An ETF is a marketable security that typically tracks a stock index or other basket of assets. Although similar in many ways, ETFs differ from mutual funds because ETF shares trade like common stock on an exchange, with a fluctuating price throughout the day as shares are bought and sold.

The Fund may also lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund’s Board of Trustees. Loans of portfolio securities will be collateralized by liquid securities and cash. The Fund may invest cash collateral received in securities consistent with its principal investment strategy.

The Fund may invest in multiple sectors, and may concentrate its investments in a particular sector by investing greater than 25% of the Fund’s total assets in such sector when its Behavioral Strategy indicates that such concentration would be appropriate from an investment perspective. The Fund will not invest more than 25% of its net assets in any particular “industry” as that term is used in the Investment Company Act of 1940, as amended. The Fund typically expects to hold from 25 to 75 positions, with individual position sizes typically ranging up to 7% of the Fund’s net assets. Before trading, the portfolio managers review the portfolio’s characteristics relative to its benchmark, and may adjust position sizes to control exposures to sectors, volatility in relation to the market, and other characteristics.

Principal Investment Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Additional Information Regarding Principal Risks” in the Fund’s prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. Movements in the stock market may adversely affect the securities held by the Fund on a daily basis, and as a result, such movements may negatively affect the Fund’s net asset value (“NAV”) and investment return. Prices for securities in which the Fund invests may move up or down, sometimes rapidly and unpredictably, as a result of market influences. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular industries or sectors represented in those markets. The Fund’s investments are subject to the following market-related risks, among others: inflation risk, geopolitical risks, including wars, terrorism, government shutdowns, and concerns about sovereign debt; natural and environmental disasters, including earthquakes, tsunamis and hurricanes; widespread disease, including pandemics and epidemics; and market manipulation and other fraudulent practices. For additional information regarding Market Risk, including the effect of pandemics such as the novel coronavirus disease, on financial markets, please see “Market Risk” in the section titled “Additional Information Regarding Principal Investment Risks” in this prospectus.

Equity Securities Risk. U.S. equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

Mid-Cap Company Risk. Mid-cap companies involve greater risk of loss and price fluctuation than larger companies. Many of these companies are younger and have a more limited track record than larger companies. Their securities may trade less frequently and in more limited volume than those of more mature companies making them more volatile and more difficult to buy or sell at an acceptable price. These companies may also lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition.

Behavioral Strategy Risk. When taking investment positions, Fuller & Thaler will apply principles based on behavioral finance. In order to take advantage of behavioral biases, Fuller & Thaler generally focuses on certain markers of possible over-reaction. Securities identified using this type of strategy may perform differently from the market as a whole based on the following: the criteria used in the analysis; whether the criteria used are successful in predicting investor behavior; the weight placed on each criterion; and changes in the criteria’s historical trends. The criteria used in implementing this strategy and the weight placed on those criteria may not be predictive of a security’s value, and the effectiveness of the criteria can change over time. These changes may not be reflected in the current analytical approach used to implement the behavioral strategy. There can be no guarantee that Fuller & Thaler will be successful in applying behavioral finance principles to successfully predict investor behavior to exploit stock price anomalies.

BDC Risk. A BDC may invest in the equity and fixed income securities of smaller and developing companies as well as companies that are experiencing financial crises (“Portfolio Companies”). Investments in smaller and developing Portfolio Companies involve a greater risk of loss due to their youth and limited track records and are more susceptible to competition and economic and market changes due to limited products and market shares. Because Portfolio Companies may have limited capital resources, there is also a greater risk of default on fixed income securities issued and non-payment of dividends on any preferred and common stock issued. Investments in Portfolio Companies typically have limited liquidity. A BDC may use leverage (e.g. borrowing and the issuance of fixed income and preferred securities) to finance its own operations and may suffer significant losses if market fluctuations cause the BDC’s net asset value (“NAV”) to decline or if related interest charges exceed investment income. The Fund has no control over the investments made by BDCs, and BDCs are subject to additional risks such as the fact that their shares may trade at a market price above or below their NAVs or an active market may not develop for their shares.

ETF Risk. The Fund is subject to the performance of the ETFs in which it invests for the portion of the Fund’s assets that are so invested. Because the Fund invests its assets in shares of ETFs, the Fund indirectly owns the investments made by such ETFs. By investing in the Fund, you therefore indirectly assume the same types of risks as investing directly in such ETFs. The Fund’s investment performance is affected by the ETF’s investment performance. In addition, the Fund’s risks include the Underlying ETF’s principal risks.

Fee Layering Risk. When the Fund invests in another investment company such as a business development company or an ETF, the Fund will indirectly bear its proportionate share of any fees and expenses payable directly by the investment company. Therefore, the Fund will incur additional expenses, some of which are duplicative of the Fund’s own operational expenses.

Issuer Risk. The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Liquidity Risk. The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Management Risk. The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.

Regulatory Risk. Changes in government regulations may adversely affect the operations and value of the Fund or the companies in which it invests. Industries and markets that are not adequately regulated may be susceptible to the initiation of inappropriate practices that adversely affect the Fund or the companies in which it invests.

REIT and Real Estate-Related Investment Risk. Adverse changes in the real estate markets may affect the value of REIT and other real estate-related investments.

Sector Risk. The Adviser may allocate more of the Fund’s investments to a particular sector or sectors in the market. If the Fund invests a significant portion of its total assets in certain sectors, its investment portfolio will be more susceptible to the financial, economic, business, and political developments that affect those sectors.

Securities Lending Risk. The Fund may make secured loans of its portfolio securities in an amount not exceeding 33 ⅓% of the value of the Fund’s total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially, including possible impairment of the Fund’s ability to vote the securities on loan. If a loan is collateralized by cash, the Fund typically will invest the cash collateral for its own account and may pay a fee to the borrower that normally represents a portion of the Fund’s earnings on the collateral. Because the Fund may invest collateral in any investments in accordance with its investment objective, the Fund’s securities lending transactions will result in investment leverage. The Fund bears the risk that the value of the investments made with collateral may decline.

Value Investing Risk. The determination that a security is undervalued is subjective. The market may not agree with the Adviser’s determination and the security’s price may not rise to what the Adviser believes is its full fair value.

Performance Information

The performance information below provides some indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Institutional Shares from year to year.

The table shows the average annual returns of the Investor Shares, Institutional Shares and R6 Shares, for the periods of 1 Year, 5 Years and Since Inception compared to a broad-based market index, as applicable. The Fund’s A Shares and C Shares commenced operations on March 10, 2022, and performance information for A Shares and C Shares will be included when the share class has been operational for a full calendar year. The Fund’s A Shares and C Shares would have substantially similar annual returns to those classes presented herein because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

Visit www.fullerthalerfunds.com for more current performance information.

Past performance, before and after taxes, is not necessarily predictive of future performance.

Mid-Cap Value Fund Calendar Year Total Returns – Institutional Shares

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest	10/1/2020 – 12/31/2020	25.93%
Lowest	1/1/2020 – 3/31/2020	(32.20)%

AVERAGE ANNUAL TOTAL RETURNS (for periods ended 12/31/2022)
Past performance, before and after taxes, is not necessarily predictive of future performance.
Average Annual Total Returns - Fuller & Thaler Behavioral Mid-Cap Value Fund		Label	1 Year	5 Years	Since Inception [1]	Inception Date
Fuller & Thaler Behavioral Mid-Cap Value Fund Institutional Shares		Before Taxes	(7.25%)	8.54%	8.47%	Dec. 21, 2017
Fuller & Thaler Behavioral Mid-Cap Value Fund Institutional Shares | After Taxes on Distributions	[2]		(7.85%)	8.20%	8.13%
Fuller & Thaler Behavioral Mid-Cap Value Fund Institutional Shares | After Taxes on Distributions and Sales	[2]		(4.02%)	6.70%	6.64%
Fuller & Thaler Behavioral Mid-Cap Value Fund Investor Shares		Before Taxes	(7.47%)	8.25%	8.18%	Dec. 21, 2017
Fuller & Thaler Behavioral Mid-Cap Value Fund R6 Shares		Before Taxes	(7.15%)	8.63%	8.57%	Dec. 21, 2017
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	[3]		(12.03%)	5.72%	5.75%
[1]	The inception date of Fund’s Institutional Shares, Investor Shares and R6 Shares is December 21, 2017. The Fund’s Class A Shares and Class C Shares commenced operations on March 10, 2022. Performance for A Shares and Class C Shares will be included when the respective share class has been operational for a full calendar year.
[2]	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are for Institutional Shares only. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on the sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return. After-tax returns for other share classes will vary.
[3]	The Russell Midcap® Value Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. The Russell Midcap® Value Index measures the performance of those Russell Midcap® companies with lower price/book ratios and lower forecasted growth values. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

Fuller & Thaler Behavioral Unconstrained Equity Fund
SUMMARY SECTION FULLER & THALER BEHAVIORAL UNCONSTRAINED EQUITY FUND
Investment Objective
The Fuller & Thaler Behavioral Unconstrained Equity Fund (the “Unconstrained Equity Fund” or the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Unconstrained Equity Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary when they buy and hold shares of the Fund which are not reflected below. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations of this Prospectus. More information about these and other discounts is available from your financial intermediary and as described under “CLASSES OF SHARES” in this Prospectus. No initial sales charge is assessed on aggregated purchases of $1 million or more in all Fuller & Thaler Funds. You are also eligible for a discount on A Shares sales charges beginning with a minimum purchase of $50,000. The Fund also permits you to reduce the front-end sales charge you pay on A Shares by exercising your Rights of Accumulation or Letter of Intent privileges with respect to your investments in Fuller & Thaler Funds, as described under “CLASSES OF SHARES – A Shares” in this Prospectus.

Shareholder Fees (fees paid directly from your investments)
Shareholder Fees - Fuller & Thaler Behavioral Unconstrained Equity Fund	Fuller & Thaler Behavioral Unconstrained Equity Fund A Shares	Fuller & Thaler Behavioral Unconstrained Equity Fund C Shares	Fuller & Thaler Behavioral Unconstrained Equity Fund Investor Shares [1]	Fuller & Thaler Behavioral Unconstrained Equity Fund Institutional Shares	Fuller & Thaler Behavioral Unconstrained Equity Fund R6 Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the sale price)	1.00%	1.00%	none	none	none
[1]	The Fund’s Investor Shares have been approved by the Capitol Series Trust’s (the “Trust”) Board of Trustees but are not yet available for purchase and are not being offered at this time. The Fund’s Investor Shares will be registered and offered for sale at a later date. Because the Fund’s Investor Shares have no operating history, ‘Other Expenses’ for this share class is based on estimated expenses for the current fiscal year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Fuller & Thaler Behavioral Unconstrained Equity Fund		Fuller & Thaler Behavioral Unconstrained Equity Fund A Shares		Fuller & Thaler Behavioral Unconstrained Equity Fund C Shares	Fuller & Thaler Behavioral Unconstrained Equity Fund Investor Shares	[1]	Fuller & Thaler Behavioral Unconstrained Equity Fund Institutional Shares		Fuller & Thaler Behavioral Unconstrained Equity Fund R6 Shares
Management Fees		0.85%		0.85%	0.85%		0.85%		0.85%
Distribution and/or Service (12b-1) Fees		0.25%		1.00%	0.25%		none		none
Other Expenses		0.49%	[2]	0.36%	0.54%	[2]	0.49%	[2]	0.34%
Total Annual Fund Operating Expenses		1.59%		2.21%	1.64%		1.34%		1.19%
Expense Reductions	[3]	(0.29%)		(0.41%)	(0.39%)		(0.37%)		(0.32%)
Total Annual Fund Operating Expenses After Expense Reductions	[3]	1.30%		1.80%	1.25%		0.97%		0.87%
[1]	The Fund’s Investor Shares have been approved by the Capitol Series Trust’s (the “Trust”) Board of Trustees but are not yet available for purchase and are not being offered at this time. The Fund’s Investor Shares will be registered and offered for sale at a later date. Because the Fund’s Investor Shares have no operating history, ‘Other Expenses’ for this share class is based on estimated expenses for the current fiscal year.
[2]	The Trust has adopted an Administrative Services Plan (the “Services Plan”) for A Shares, Investor Shares, and Institutional Shares of the Funds. The Services Plan allows the A Shares, Investor Shares and Institutional Shares of the Fund to pay service organizations for the provision of certain administrative, recordkeeping and other non-distribution related shareholder services to A Share, Investor Share and Institutional Share shareholders. The Services Plan permits the Fund to make service fee payments at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its A Shares and up to 0.20% of the Fund’s average daily net assets attributable to its Investor Shares or Institutional Shares. “Other Expenses” reported in the table above for A Shares, Investor Shares and Institutional Shares include an allocation of up to 0.03% of this services fee payable to the Fund’s investment adviser, Fuller & Thaler Asset Management, Inc. (“Fuller & Thaler” or the “Adviser”) for certain non-distribution related shareholder services that it provides pursuant to a Shareholder Services Agreement between the Trust and Fuller & Thaler adopted pursuant to the Services Plan. This Shareholder Services Agreement and fee allocation to Fuller & Thaler has been authorized by the Board of Trustees (the “Board”) of the Trust pursuant to the Services Plan, but has not been implemented as of the date of this prospectus. For additional information regarding the Services Plan, refer to “Service Fees – A Shares, Investor Shares and Institutional Shares” in the Fund’s prospectus.
[3]	Effective January 27, 2023, Fuller & Thaler has contractually agreed to waive its management fee and/or reimburse Fund expenses so that total annual operating expenses do not exceed 1.30%, 1.80%, 1.25%, 0.97% and 0.87% for A Shares, C Shares, Investor Shares, Institutional Shares and R6 Shares, respectively, of the Fund’s average daily net assets through January 31, 2024. The expense limitation does not apply to (i) interest (other than custodial overdraft fees and expenses associated with the Fund’s participation in an alternative liquidity program), (ii) taxes, (iii) brokerage fees and commissions, (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (v) dividend expense on short sales and (vi) indirect expenses such as acquired fund fees and expenses incurred by the Fund in any fiscal year. During any fiscal year that the Investment Advisory Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board may terminate such agreement at any time. The Expense Limitation Agreement shall terminate automatically upon the termination of the Advisory Agreement.

Example:

The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same and the expense waiver/reimbursement remains in place for the contractual period only. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same and the expense waiver/reimbursement remains in place for the contractual period only. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.
Expense Example - Fuller & Thaler Behavioral Unconstrained Equity Fund - USD ($)	Expense Example, with Redemption, 1 Year	[custom:ExpenseExampleYear02]	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Fuller & Thaler Behavioral Unconstrained Equity Fund A Shares	700	1,021	1,365	2,333
Fuller & Thaler Behavioral Unconstrained Equity Fund C Shares	183	652	1,147	2,512
Fuller & Thaler Behavioral Unconstrained Equity Fund Investor Shares	127	479	855	1,911
Fuller & Thaler Behavioral Unconstrained Equity Fund Institutional Shares	99	388	699	1,580
Fuller & Thaler Behavioral Unconstrained Equity Fund R6 Shares	89	346	624	1,415

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended September 30, 2022 was 25% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of companies of all market capitalizations based in the U.S. (“80% Policy”). The Fund must provide shareholders with 60 days’ prior written notice if it changes its 80% Policy. The Fund considers a company to be based in the U.S. if it is publicly traded in the U.S. and it satisfies one or more of the following additional criteria: it is incorporated in the U.S., it is headquartered in the U.S., its reported assets are primarily located in the U.S., or it derives the majority of its revenue from the U.S.

The Fund seeks to achieve its investment objective by building a non-diversified portfolio of U.S. stocks in a disciplined process that applies the proprietary research of Fuller & Thaler, the Fund’s investment adviser, on the behavioral biases of other investors.

Fuller & Thaler’s investment process is based on decades of research into behavioral finance. Behavioral finance is the study of how investors actually behave, as opposed to how they should behave, when making investment decisions. Professional investors are human, and like all humans, they make mistakes. Investors make mistakes because they have emotions, use imperfect rules of thumb, and have priorities beyond risk and return. Fuller & Thaler’s process identifies and exploits those mistakes. The Adviser’s analysis includes making educated predictions of when other investors – the “market” – have likely made a behavioral mistake, and in turn, have created a buying opportunity. There are two kinds of mistakes that produce buying opportunities: over-reaction and under-reaction. Investors may over-react to bad news and losses (e.g., panic) that may present opportunities in typically value-oriented stocks, or they may under-react to good news (e.g., not pay attention) that may present opportunities in typically growth-oriented stocks. For example, investor over-reaction may occur when investors become extremely pessimistic about a particular company’s stock due to negative information about that company, e.g. a falling share price, unfavorable news reports, analyst downgrades, etc. Fuller & Thaler regards this negative investor sentiment as excessive and an over-reaction when it persists despite significant bullish signals coming from a company’s management. Similarly, investor under-reaction occurs when investors’ anchoring and over-confidence biases cause them to under-react to new information--especially new information that is inconsistent with their previous analysis of a stock. For example, one type of situation that Fuller & Thaler looks for is significant positive earnings surprises versus consensus earnings forecasts, where sustainable, company-specific improvements have driven better-than-expected earnings. Because of its long-term investment orientation, the Fund further narrows its universe by only investing in a small subset of these under-reaction stocks: those where under-reaction has historically occurred with unusual consistency and frequency.

At the individual stock level, Fuller & Thaler employs proprietary screening tools to help identify stocks where such behavioral biases are occurring. This is not a quantitative strategy, and no quantitative factor model is used in the investment process. Through its screening tools, Fuller & Thaler searches for events related to insider buying, earnings announcements, and other news that suggest these types of investor misbehavior (over-reaction or under-reaction) and draws from its more than 25 years of experience in analyzing events that suggest investor misbehavior. If these behaviors are present, Fuller & Thaler then proceeds to its fundamental analysis of the company, which includes a credit-style/downside analysis of the company to determine whether it is suitable for a long-term, multi-year holding period. The portfolio manager performs this stock-specific research and makes all buy and sell decisions for the strategy. In summary, if an investor mistake is likely and the company has solid fundamentals, the portfolio managers buy the stock. The portfolio managers generally sell when they believe investor misbehavior has reversed or the firm’s fundamentals deteriorate. There is no set length of time that the Fund expects to hold a particular security.

The Fund may invest a portion of its assets in real estate investment trusts (“REITs”), Business Development Companies (BDCs), and Exchange Traded Funds (ETFs whose investment characteristics are consistent with the Fund’s principal investment strategy. REITs are pooled investment vehicles that generally invest in income-producing real estate or real estate-related loans or interests. The Fund will generally invest in liquid REITs that are included in the Russell 3000®, the Fund’s benchmark index. A  BDC is a form of unregistered closed-end investment company that typically invests in small and mid-sized businesses to help such companies grow in the initial stages of their development. An ETF is a marketable security that typically tracks a stock index or other basket of assets. Although similar in many ways, ETFs differ from mutual funds because ETF shares trade like common stock on an exchange, with a fluctuating price throughout the day as shares are bought and sold.

The Fund may also lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund’s Board of Trustees. Loans of portfolio securities will be collateralized by liquid securities and cash. The Fund may invest cash collateral received in securities consistent with its principal investment strategy.

The Fund is non-diversified and therefore may invest a greater percentage of its net assets in the securities of fewer issuers than a diversified Fund. The Fund reserves the right to concentrate in a particular industry or group of industries by investing, consistent with the Fund’s investment policies and objectives, up to 35% of its assets in the equity securities of issuers in such industry or group of industries, if, at the time of investment, that industry or group of industries represents 10% or more of the Russell 3000®, the Fund’s benchmark index. While it is not possible to forecast exactly when and how this concentration will occur, it would most likely occur in industries where the strategy has historically had the highest weights: Semiconductors & Semiconductor Equipment; Technology Hardware, Storage & Peripherals; Internet & Direct Marketing Retail; Software; Electrical Equipment; Machinery; Biotechnology; and Specialty Retail.

The Fund also reserves the right to concentrate in particular sectors, and will concentrate its investments in a particular sector by investing greater than 25% of the Fund’s total assets in such sector when its Behavioral Strategy indicates that such concentration would be appropriate from an investment perspective. The Fund does not have a pre-conceived intention to invest in any particular sector.

The Fund typically expects to hold from 20 to 30 positions, with individual position sizes typically ranging up to 12% of the Fund’s net assets. The Unconstrained Equity Fund’s portfolio turnover rate is normally expected to be below 50%.

Principal Investment Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Additional Information Regarding Principal Risks” in the Fund’s prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. Movements in the stock market may adversely affect the securities held by the Fund on a daily basis, and as a result, such movements may negatively affect the Fund’s net asset value (“NAV”) and investment return. Prices for securities in which the Fund invests may move up or down, sometimes rapidly and unpredictably, as a result of market influences. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular industries or sectors represented in those markets. The Fund’s investments are subject to the following market-related risks, among others: inflation risk, geopolitical risks, including wars, terrorism, government shutdowns, and concerns about sovereign debt; natural and environmental disasters, including earthquakes, tsunamis and hurricanes; widespread disease, including pandemics and epidemics; and market manipulation and other fraudulent practices. For additional information regarding Market Risk, including the effect of pandemics such as the novel coronavirus disease, on financial markets, please see “Market Risk” in the section titled “Additional Information Regarding Principal Investment Risks” in this prospectus.

Equity Securities Risk. U.S. equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

Micro-Cap Company Risk. Returns from small and micro-capitalization growth stocks may trail returns from the overall stock market. Historically, small and micro-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently. Small and microcap-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

Small-Cap Company Risk. Investments in securities of small-cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Small-cap companies often have less predictable earnings, more limited product lines, markets, distribution channels, or financial resources, and the management of such companies may be dependent on one or a few key people. The equity securities of small-cap companies are generally less liquid than the equity securities of larger companies.

Mid-Cap Company Risk. Mid-cap companies involve greater risk of loss and price fluctuation than larger companies. Many of these companies are younger and have a more limited track record than larger companies. Their securities may trade less frequently and in more limited volume than those of more mature companies making them more volatile and more difficult to buy or sell at an acceptable price. These companies may also lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition.

Large Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors, potentially resulting in lower market prices for their common stock.

Behavioral Strategy Risk. When taking investment positions, Fuller & Thaler will apply principles based on behavioral finance. In order to take advantage of behavioral biases, Fuller & Thaler generally focuses on certain markers of possible under- and over- reaction. Securities identified using this type of strategy may perform differently from the market as a whole based on the following: the criteria used in the analysis; whether the criteria used are successful in predicting investor behavior; the weight placed on each criterion; and changes in the criteria’s historical trends. The criteria used in implementing this strategy and the weight placed on those criteria may not be predictive of a security’s value, and the effectiveness of the criteria can change over time. These changes may not be reflected in the current analytical approach used to implement the behavioral strategy. There can be no guarantee that Fuller & Thaler will be successful in applying behavioral finance principles to successfully predict investor behavior to exploit stock price anomalies.

BDC Risk. A BDC may invest in the equity and fixed income securities of smaller and developing companies as well as companies that are experiencing financial crises (“Portfolio Companies”). Investments in smaller and developing Portfolio Companies involve a greater risk of loss due to their youth and limited track records and are more susceptible to competition and economic and market changes due to limited products and market shares. Because Portfolio Companies may have limited capital resources, there is also a greater risk of default on fixed income securities issued and non-payment of dividends on any preferred and common stock issued. Investments in Portfolio Companies typically have limited liquidity. A BDC may use leverage (e.g. borrowing and the issuance of fixed income and preferred securities) to finance its own operations and may suffer significant losses if market fluctuations cause the BDC’s net asset value (“NAV”) to decline or if related interest charges exceed investment income. The Fund has no control over the investments made by BDCs, and BDCs are subject to additional risks such as the fact that their shares may trade at a market price above or below their NAVs or an active market may not develop for their shares.

Concentration Risk. Greater than 25% of the Fund’s total assets may be exposed to a particular industry. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. An inherent risk associated with an industry-concentrated portfolio is that the Fund may be adversely affected if a small number of its investments in the concentrated industry or group of industries perform poorly.

ETF Risk. The Fund is subject to the performance of the ETFs in which it invests for the portion of the Fund’s assets that are so invested. Because the Fund invests its assets in shares of ETFs, the Fund indirectly owns the investments made by such ETFs. By investing in the Fund, you therefore indirectly assume the same types of risks as investing directly in such ETFs. The Fund’s investment performance is affected by the ETF’s investment performance. In addition, the Fund’s risks include the Underlying ETF’s principal risks.

Fee Layering Risk. When the Fund invests in another investment company such as a business development company or an ETF, the Fund will indirectly bear its proportionate share of any fees and expenses payable directly by the investment company. Therefore, the Fund will incur additional expenses, some of which are duplicative of the Fund’s own operational expenses.

Growth Investing Risk. To the extent that the Fund invests in growth-oriented securities, the Adviser’s perception of the underlying companies’ growth potentials may be wrong, or the securities purchased may not perform as expected.

Issuer Risk. The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Liquidity Risk. The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Management Risk. The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.

Non-Diversification Risk. Investment in the securities of a limited number of issuers or sectors exposes the Fund to greater market risk and potentially greater market losses than if its investments were diversified in securities and sectors.

Regulatory Risk. Changes in government regulations may adversely affect the operations and value of the Fund or the companies in which it invests. Industries and markets that are not adequately regulated may be susceptible to the initiation of inappropriate practices that adversely affect the Fund or the companies in which it invests.

REIT and Real Estate-Related Investment Risk. Adverse changes in the real estate markets may affect the value of REIT and other real estate-related investments.

Sector Risk. The Adviser may allocate more of the Fund’s investments to a particular sector or sectors in the market. If the Fund invests a significant portion of its total assets in certain sectors, its investment portfolio will be more susceptible to the financial, economic, business, and political developments that affect those sectors.

Securities Lending Risk. The Fund may make secured loans of its portfolio securities in an amount not exceeding 33 ⅓% of the value of the Fund’s total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially, including possible impairment of the Fund’s ability to vote the securities on loan. If a loan is collateralized by cash, the Fund typically will invest the cash collateral for its own account and may pay a fee to the borrower that normally represents a portion of the Fund’s earnings on the collateral. Because the Fund may invest collateral in any investments in accordance with its investment objective, the Fund’s securities lending transactions will result in investment leverage. The Fund bears the risk that the value of the investments made with collateral may decline.

Value Investing Risk. The determination that a security is undervalued is subjective. The market may not agree with the Adviser’s determination and the security’s price may not rise to what the Adviser believes is its full fair value.

Performance Information

The performance information below provides some indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Institutional Shares from year to year.

The table shows the average annual returns of the Institutional Shares, R6 Shares, A Shares and C Shares for the periods of 1 Year and Since Inception, as applicable, compared to a broad-based market index. The Fund’s Investor Shares have not yet commenced operations and are not yet available for purchase. Performance information for Investor Shares will be included when the respective share class has been operational for a full calendar year. The Fund’s Investor Shares would have substantially similar annual returns to those classes presented herein because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

Visit www.fullerthalerfunds.com for more current performance information.

Past performance, before and after taxes, is not necessarily predictive of future performance.

Unconstrained Equity Fund Calendar Year Total Returns – Institutional Shares

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest	4/1/2020 – 6/30/2020	23.91%
Lowest	1/1/2020 – 3/31/2020	(25.15)%

AVERAGE ANNUAL TOTAL RETURNS (for periods ended 12/31/2022
Past performance, before and after taxes, is not necessarily predictive of future performance.
Average Annual Total Returns - Fuller & Thaler Behavioral Unconstrained Equity Fund		Label	1 Year		Since Inception [1]	Inception Date
Fuller & Thaler Behavioral Unconstrained Equity Fund Investor Shares		Before Taxes		[1]
Fuller & Thaler Behavioral Unconstrained Equity Fund Institutional Shares		Before Taxes	(21.31%)		12.82%	Dec. 26, 2018
Fuller & Thaler Behavioral Unconstrained Equity Fund Institutional Shares | After Taxes on Distributions	[2]		(21.31%)		12.75%
Fuller & Thaler Behavioral Unconstrained Equity Fund Institutional Shares | After Taxes on Distributions and Sales	[2]		(12.62%)		10.15%
Fuller & Thaler Behavioral Unconstrained Equity Fund R6 Shares		Before Taxes	(21.21%)		12.93%	Dec. 26, 2018
Fuller & Thaler Behavioral Unconstrained Equity Fund A Shares		Before Taxes	(26.09%)	[1]	(13.17%)	May 27, 2021
Fuller & Thaler Behavioral Unconstrained Equity Fund C Shares		Before Taxes	(22.06%)	[1]	(10.39%)
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	[3]		(19.21%)		13.02%
[1]	The inception date of Fund’s Institutional Shares and R6 Shares is December 26, 2018. The inception date of the Fund’s A Shares and C Shares is May 27, 2021. Returns for A Shares reflect the maximum sales charge. The Fund’s Investor Shares have not yet commenced operations and are not yet available for purchase. The Fund’s Investor Shares will be registered and offered for sale at a later date. Performance for Investor Shares will be included when the share class has been operational for a full calendar year.
[2]	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are for Institutional Shares only. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on the sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return. After-tax returns for other share classes will vary.
[3]	The Russell 3000® Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. The Russell 3000® Index represents the performance of the 3000 largest U.S. publicly traded companies as measured by market capitalization. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

Fuller & Thaler Behavioral Small-Mid Core Equity Fund
FULLER & THALER BEHAVIORAL SMALL–MID CORE EQUITY FUND
Investment Objective
The Fuller & Thaler Behavioral Small–Mid Core Equity Fund (the “Small-Mid Core Equity Fund” or the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Small–Mid Core Equity Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary when they buy and hold shares of the Fund which are not reflected below. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations of this Prospectus. More information about these and other discounts is available from your financial intermediary and as described under “CLASSES OF SHARES” in this Prospectus. No initial sales charge is assessed on aggregated purchases of $1 million or more in all Fuller & Thaler Funds. You are also eligible for a discount on A Shares sales charges beginning with a minimum purchase of $50,000. The Fund also permits you to reduce the front-end sales charge you pay on A Shares by exercising your Rights of Accumulation or Letter of Intent privileges with respect to your investments in Fuller & Thaler Funds, as described under “CLASSES OF SHARES – A Shares” in this Prospectus.

Shareholder Fees (fees paid directly from your investments)
Shareholder Fees - Fuller & Thaler Behavioral Small-Mid Core Equity Fund	Fuller & Thaler Behavioral Small-Mid Core Equity Fund A Shares	Fuller & Thaler Behavioral Small-Mid Core Equity Fund C Shares [1]	Fuller & Thaler Behavioral Small-Mid Core Equity Fund Investor Shares [1]	Fuller & Thaler Behavioral Small-Mid Core Equity Fund Institutional Shares	Fuller & Thaler Behavioral Small-Mid Core Equity Fund R6 Shares [1]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the sale price)	1.00%	1.00%	none	none	none
[1]	The Fund’s C Shares, Investor Shares and R6 Shares have been approved by the Capitol Series Trust’s (the “Trust”) Board of Trustees but are not yet available for purchase and are not being offered at this time. The Fund’s C Shares, Investor Shares, and R6 Shares will be registered and offered for sale at a later date. Because the Fund’s C Shares, Investor Shares and R6 Shares have no operating history, ‘Other Expenses’ for these share classes are based on estimated expenses for the current fiscal year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Fuller & Thaler Behavioral Small-Mid Core Equity Fund		Fuller & Thaler Behavioral Small-Mid Core Equity Fund A Shares		Fuller & Thaler Behavioral Small-Mid Core Equity Fund C Shares [1]	Fuller & Thaler Behavioral Small-Mid Core Equity Fund Investor Shares	[1]	Fuller & Thaler Behavioral Small-Mid Core Equity Fund Institutional Shares		Fuller & Thaler Behavioral Small-Mid Core Equity Fund R6 Shares [1]
Management Fees		0.80%		0.80%	0.80%		0.80%		0.80%
Distribution and/or Service (12b-1) Fees		0.25%		1.00%	0.25%		none		none
Other Expenses		1.70%	[2]	1.71%	1.91%	[2]	1.79%	[2]	1.71%
Total Annual Fund Operating Expenses		2.75%		3.51%	2.96%		2.59%		2.51%
Expense Reductions	[3]	(1.49%)		(1.75%)	(1.75%)		(1.66%)		(1.68%)
Total Annual Fund Operating Expenses After Expense Reductions	[3]	1.26%		1.76%	1.21%		0.93%		0.83%
[1]	The Fund’s C Shares, Investor Shares and R6 Shares have been approved by the Capitol Series Trust’s (the “Trust”) Board of Trustees but are not yet available for purchase and are not being offered at this time. The Fund’s C Shares, Investor Shares, and R6 Shares will be registered and offered for sale at a later date. Because the Fund’s C Shares, Investor Shares and R6 Shares have no operating history, ‘Other Expenses’ for these share classes are based on estimated expenses for the current fiscal year.
[2]	The Trust has adopted an Administrative Services Plan (the “Services Plan”) for A Shares, Investor Shares, and Institutional Shares of the Funds. The Services Plan allows the A Shares, Investor Shares and Institutional Shares of the Fund to pay service organizations for the provision of certain administrative, recordkeeping and other non-distribution related shareholder services to A Share, Investor Share and Institutional Share shareholders. The Services Plan permits the Fund to make service fee payments at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its A Shares and up to 0.20% of the Fund’s average daily net assets attributable to its Investor Shares or Institutional Shares. “Other Expenses” reported in the table above for A Shares, Investor Shares and Institutional Shares include an allocation of up to 0.03% of this services fee payable to the Fund’s investment adviser, Fuller & Thaler Asset Management, Inc. (“Fuller & Thaler” or the “Adviser”) for certain non-distribution related shareholder services that it provides pursuant to a Shareholder Services Agreement between the Trust and Fuller & Thaler adopted pursuant to the Services Plan. This Shareholder Services Agreement and fee allocation to Fuller & Thaler has been authorized by the Board of Trustees (the “Board”) of the Trust pursuant to the Services Plan, but has not been implemented as of the date of this prospectus. For additional information regarding the Services Plan, refer to “Service Fees – A Shares, Investor Shares and Institutional Shares” in the Fund’s prospectus.
[3]	Effective January 27, 2023, Fuller & Thaler has contractually agreed to waive its management fee and/or reimburse Fund expenses so that total annual operating expenses do not exceed 1.26%, 1.76%, 1.21%, 0.93% and 0.83% for A Shares, C Shares, Investor Shares, Institutional Shares and R6 Shares, respectively, of the Fund’s average daily net assets through January 31, 2024. The expense limitation does not apply to (i) interest (other than custodial overdraft fees and expenses associated with the Fund’s participation in an alternative liquidity program), (ii) taxes, (iii) brokerage fees and commissions, (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (v) dividend expense on short sales and (vi) indirect expenses such as acquired fund fees and expenses incurred by the Fund in any fiscal year. During any fiscal year that the Investment Advisory Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board may terminate such agreement at any time. The Expense Limitation Agreement shall terminate automatically upon the termination of the Advisory Agreement.

Example:

The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same and the expense waiver/reimbursement remains in place for the contractual period only. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Expense Example - Fuller & Thaler Behavioral Small-Mid Core Equity Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Fuller & Thaler Behavioral Small-Mid Core Equity Fund A Shares	696	1,246	1,821	3,375
Fuller & Thaler Behavioral Small-Mid Core Equity Fund C Shares	179	914	1,672	3,667
Fuller & Thaler Behavioral Small-Mid Core Equity Fund Investor Shares	123	750	1,403	3,156
Fuller & Thaler Behavioral Small-Mid Core Equity Fund Institutional Shares	95	647	1,226	2,800
Fuller & Thaler Behavioral Small-Mid Core Equity Fund R6 Shares	85	621	1,184	2,719

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended September 30, 2022 was 37% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies

Under normal circumstances, the Fund seeks to achieve its objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of small to medium capitalization companies based in the U.S. (“80% Policy”). The Fund must provide shareholders with 60 days’ prior written notice if it changes its 80% Policy. The Fund considers a company to be based in the U.S. if it is publicly traded in the U.S. and it satisfies one or more of the following additional criteria: it is incorporated in the U.S., it is headquartered in the U.S., its reported assets are primarily located in the U.S., or it derives the majority of its revenue from the U.S. The Fund defines small to medium capitalization companies as companies whose market capitalizations are generally in the bottom 30% of total market capitalization or companies whose market capitalizations are smaller than or equal to the largest company in the Russell 2500® Index, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE American LLC, Nasdaq Global Market®, Nasdaq Capital Market®, or such other securities exchanges deemed appropriate by the Adviser. Under the Adviser’s market capitalization guidelines described above, based on market capitalization data as of September 30, 2022, the market capitalization of a small- or mid-cap company would be $33.96 billion or below. This dollar amount will change due to market conditions. The size of the companies included in the Russell 2500® Index will change as a result of market conditions and reconstitution of the Index.

The Fund seeks to achieve its investment objective by building a diversified portfolio of U.S. stocks in a disciplined process that applies the proprietary research of Fuller & Thaler, the Fund’s investment adviser, on the behavioral biases of other investors. Fuller & Thaler’s investment process is based on decades of research into behavioral finance. Behavioral finance is the study of how investors actually behave, as opposed to how they should behave, when making investment decisions. Professional investors are human, and like all humans, they make mistakes. Investors make mistakes because they have emotions, use imperfect rules of thumb, and have priorities beyond risk and return. Fuller & Thaler’s process identifies and exploits those mistakes. The Adviser’s analysis includes making educated predictions of when other investors – the “market” – have likely made a behavioral mistake, and in turn, have created a buying opportunity. There are two kinds of mistakes that produce buying opportunities: over-reaction and under-reaction. Investors may over-react to bad news and losses (e.g., panic) that may present opportunities in typically value-oriented stocks, or they may under-react to good news (e.g., not pay attention) that may present opportunities in typically growth-oriented stocks. At the individual stock level, Fuller & Thaler searches for events related to insider buying, earnings announcements, and other news that suggest these types of investor misbehavior (over-reaction or under-reaction) and draws from its more than 25 years of experience in analyzing events that suggest investor misbehavior. If these behaviors are present, Fuller & Thaler then proceeds to its fundamental analysis of the company. In summary, if an investor mistake is likely and the company has solid fundamentals, the portfolio managers buy the stock. The portfolio managers generally sell when they believe investor misbehavior has reversed or the firm’s fundamentals deteriorate. There is no set length of time that the Fund expects to hold a particular security. The Fund seeks to deliver similar risk characteristics to the Russell 2500® Index.

The Fund may invest a portion of its assets in real estate investment trusts (“REITs”), Business Development Companies (BDCs), and Exchange Traded Funds (ETFs) whose investment characteristics are consistent with the Fund’s principal investment strategy. REITs are pooled investment vehicles that generally invest in income-producing real estate or real estate-related loans or interests. The Fund will generally invest in liquid REITs that are included in the Russell 2500®, the Fund’s benchmark index. A  BDC is a form of unregistered closed-end investment company that typically invests in small and mid-sized businesses to help such companies grow in the initial stages of their development. An ETF is a marketable security that typically tracks a stock index or other basket of assets. Although similar in many ways, ETFs differ from mutual funds because ETF shares trade like common stock on an exchange, with a fluctuating price throughout the day as shares are bought and sold.

The Fund may also lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund’s Board of Trustees. Loans of portfolio securities will be collateralized by liquid securities and cash. The Fund may invest cash collateral received in securities consistent with its principal investment strategy.

The Fund may concentrate its investments in a particular sector by investing greater than 25% of the Fund’s total assets in such sector when its Behavioral Strategy indicates that such concentration would be appropriate from an investment perspective. The Fund does not have a pre-conceived intention to invest in any particular sector. The Fund typically expects to hold from 25 to 100 positions, with individual position sizes typically ranging up to 7% of the Fund’s net assets. The Fund is typically expected to have a portfolio turnover rate of less than 80%.

Principal Investment Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Additional Information Regarding Principal Risks” in the Fund’s prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. Movements in the stock market may adversely affect the securities held by the Fund on a daily basis, and as a result, such movements may negatively affect the Fund’s net asset value (“NAV”) and investment return. Prices for securities in which the Fund invests may move up or down, sometimes rapidly and unpredictably, as a result of market influences. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular industries or sectors represented in those markets. The Fund’s investments are subject to the following market-related risks, among others: inflation risk, geopolitical risks, including wars, terrorism, government shutdowns, and concerns about sovereign debt; natural and environmental disasters, including earthquakes, tsunamis and hurricanes; widespread disease, including pandemics and epidemics; and market manipulation and other fraudulent practices. For additional information regarding Market Risk, including the effect of pandemics such as the novel coronavirus disease, on financial markets, please see “Market Risk” in the section titled “Additional Information Regarding Principal Investment Risks” in this prospectus.

Equity Securities Risk. U.S. equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

Small-Cap Company Risk. Investments in securities of small-cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Small-cap companies often have less predictable earnings, more limited product lines, markets, distribution channels, or financial resources, and the management of such companies may be dependent on one or a few key people. The equity securities of small-cap companies are generally less liquid than the equity securities of larger companies.

Mid-Cap Company Risk. Mid-cap companies involve greater risk of loss and price fluctuation than larger companies. Many of these companies are younger and have a more limited track record than larger companies. Their securities may trade less frequently and in more limited volume than those of more mature companies making them more volatile and more difficult to buy or sell at an acceptable price. These companies may also lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition.

Behavioral Strategy Risk. When taking investment positions, Fuller & Thaler will apply principles based on behavioral finance. In order to take advantage of behavioral biases, Fuller & Thaler generally focuses on certain markers of possible under- and over-reaction. Securities identified using this type of strategy may perform differently from the market as a whole based on the following: the criteria used in the analysis; whether the criteria used are successful in predicting investor behavior; the weight placed on each criterion; and changes in the criteria’s historical trends. The criteria used in implementing this strategy and the weight placed on those criteria may not be predictive of a security’s value, and the effectiveness of the criteria can change over time. These changes may not be reflected in the current analytical approach used to implement the behavioral strategy. There can be no guarantee that Fuller & Thaler will be successful in applying behavioral finance principles to successfully predict investor behavior to exploit stock price anomalies.

BDC Risk. A BDC may invest in the equity and fixed income securities of smaller and developing companies as well as companies that are experiencing financial crises (“Portfolio Companies”). Investments in smaller and developing Portfolio Companies involve a greater risk of loss due to their youth and limited track records and are more susceptible to competition and economic and market changes due to limited products and market shares. Because Portfolio Companies may have limited capital resources, there is also a greater risk of default on fixed income securities issued and non-payment of dividends on any preferred and common stock issued. Investments in Portfolio Companies typically have limited liquidity. A BDC may use leverage (e.g. borrowing and the issuance of fixed income and preferred securities) to finance its own operations and may suffer significant losses if market fluctuations cause the BDC’s net asset value (“NAV”) to decline or if related interest charges exceed investment income. The Fund has no control over the investments made by BDCs, and BDCs are subject to additional risks such as the fact that their shares may trade at a market price above or below their NAVs or an active market may not develop for their shares.

ETF Risk. The Fund is subject to the performance of the ETFs in which it invests for the portion of the Fund’s assets that are so invested. Because the Fund invests its assets in shares of ETFs, the Fund indirectly owns the investments made by such ETFs. By investing in the Fund, you therefore indirectly assume the same types of risks as investing directly in such ETFs. The Fund’s investment performance is affected by the ETF’s investment performance. In addition, the Fund’s risks include the Underlying ETF’s principal risks.

Fee Layering Risk. When the Fund invests in another investment company such as a business development company or an ETF, the Fund will indirectly bear its proportionate share of any fees and expenses payable directly by the investment company. Therefore, the Fund will incur additional expenses, some of which are duplicative of the Fund’s own operational expenses.

Growth Investing Risk. To the extent that the Fund invests in growth-oriented securities, the Adviser’s perception of the underlying companies’ growth potentials may be wrong, or the securities purchased may not perform as expected.

Issuer Risk. The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Liquidity Risk. The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Management Risk. The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.

Regulatory Risk. Changes in government regulations may adversely affect the operations and value of the Fund or the companies in which it invests. Industries and markets that are not adequately regulated may be susceptible to the initiation of inappropriate practices that adversely affect the Fund or the companies in which it invests.

REIT and Real Estate-Related Investment Risk. Adverse changes in the real estate markets may affect the value of REIT and other real estate-related investments.

Sector Risk. The Adviser may allocate more of the Fund’s investments to a particular sector or sectors in the market. If the Fund invests a significant portion of its total assets in certain sectors, its investment portfolio will be more susceptible to the financial, economic, business, and political developments that affect those sectors.

Securities Lending Risk. The Fund may make secured loans of its portfolio securities in an amount not exceeding 33 ⅓% of the value of the Fund’s total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially, including possible impairment of the Fund’s ability to vote the securities on loan. If a loan is collateralized by cash, the Fund typically will invest the cash collateral for its own account and may pay a fee to the borrower that normally represents a portion of the Fund’s earnings on the collateral. Because the Fund may invest collateral in any investments in accordance with its investment objective, the Fund’s securities lending transactions will result in investment leverage. The Fund bears the risk that the value of the investments made with collateral may decline.

Value Investing Risk. The determination that a security is undervalued is subjective. The market may not agree with the Adviser’s determination and the security’s price may not rise to what the Adviser believes is its full fair value.

Performance Information

The performance information below provides some indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Institutional Shares from year to year.

The table shows the average annual returns of the Institutional Shares for the periods of 1 Year and Since Inception compared to a broad-based market index. The Fund’s A Shares commenced operations on March 10, 2022, and performance information for A shares will be included when the share class has been operational for a full calendar year. The Fund’s C Shares, Investor Shares and R6 Shares have not yet commenced operations and are not yet available for purchase. Performance information for C Shares, Investor Shares and R6 Shares will be included when the respective share class has been operational for a full calendar year. The Fund’s A Shares, C Shares, Investor Shares and R6 Shares would have substantially similar annual returns to those classes presented herein because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

Visit www.fullerthalerfunds.com for more current performance information.

Past performance, before and after taxes, is not necessarily predictive of future performance.

Small-Mid Core Equity Fund Calendar Year Total Returns – Institutional Shares

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest	10/1/2020 – 12/31/2020	28.69%
Lowest	1/1/2020 – 3/31/2020	(31.13)%

AVERAGE ANNUAL TOTAL RETURNS (for periods ended 12/31/2022)
Past performance, before and after taxes, is not necessarily predictive of future performance.
Average Annual Total Returns - Fuller & Thaler Behavioral Small-Mid Core Equity Fund		Label	1 Year		Since Inception [1]	Inception Date
Fuller & Thaler Behavioral Small-Mid Core Equity Fund Institutional Shares		Before Taxes	(17.63%)		12.42%	Dec. 26, 2018
Fuller & Thaler Behavioral Small-Mid Core Equity Fund Institutional Shares | After Taxes on Distributions	[2]		(17.81%)		11.71%
Fuller & Thaler Behavioral Small-Mid Core Equity Fund Institutional Shares | After Taxes on Distributions and Sales	[2]		(10.30%)		9.73%
Fuller & Thaler Behavioral Small-Mid Core Equity Fund Investor Shares		Before Taxes		[1]
Fuller & Thaler Behavioral Small-Mid Core Equity Fund R6 Shares		Before Taxes		[1]
Fuller & Thaler Behavioral Small-Mid Core Equity Fund A Shares		Before Taxes		[1]
Fuller & Thaler Behavioral Small-Mid Core Equity Fund C Shares		Before Taxes		[1]
Russell 2500® Index (reflects no deduction for fees, expenses or taxes)	[3]		(18.37%)		10.68%
[1]	The inception date of Fund’s Institutional Shares is December 26, 2018. The Fund’s A Shares commenced operations on March 10, 2022. The Fund’s C Shares, Investor Shares and R6 Shares have not yet commenced operations and are not yet available for purchase. The Fund’s C Shares, Investor Shares and R6 Shares will be registered and offered for sale at a later date. Performance for A Shares, C Shares, Investor Shares and R6 Shares will be included when the respective share class has been operational for a full calendar year.
[2]	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are for Institutional Shares only. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on the sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return. After-tax returns for other share classes will vary.
[3]	The Russell 2500™ Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. The Russell 2500™ Index measures the performance of those Russell 2500™ companies with lower price/book ratios and lower forecasted growth values. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

Fuller & Thaler Behavioral Micro-Cap Equity Fund
FULLER & THALER BEHAVIORAL MICRO-CAP EQUITY FUND
Investment Objective
The Fuller & Thaler Behavioral Micro-Cap Equity Fund (the “Micro-Cap Equity Fund” or the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Micro-Cap Equity Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary when they buy and hold shares of the Fund which are not reflected below. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations of this Prospectus. More information about these and other discounts is available from your financial intermediary and as described under “CLASSES OF SHARES” in this Prospectus. No initial sales charge is assessed on aggregated purchases of $1 million or more in all Fuller & Thaler Funds. You are also eligible for a discount on A Shares sales charges beginning with a minimum purchase of $50,000. The Fund also permits you to reduce the front-end sales charge you pay on A Shares by exercising your Rights of Accumulation or Letter of Intent privileges with respect to your investments in Fuller & Thaler Funds, as described under “CLASSES OF SHARES – A Shares” in this Prospectus.

Shareholder Fees (fees paid directly from your investments)
Shareholder Fees - Fuller & Thaler Behavioral Micro-Cap Equity Fund	Fuller & Thaler Behavioral Micro-Cap Equity Fund A Shares [1]	Fuller & Thaler Behavioral Micro-Cap Equity Fund C Shares [1]	Fuller & Thaler Behavioral Micro-Cap Equity Fund Investor Shares [1]	Fuller & Thaler Behavioral Micro-Cap Equity Fund Institutional Shares	Fuller & Thaler Behavioral Micro-Cap Equity Fund R6 Shares [1]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the sale price)	1.00%	1.00%	none	none	none
[1]	The Fund’s A Shares, C Shares, Investor Shares and R6 Shares have been approved by the Capitol Series Trust’s (the “Trust”) Board of Trustees but are not yet available for purchase and are not being offered at this time. The Fund’s A Shares, C Shares, Investor Shares, and R6 Shares will be registered and offered for sale at a later date. Because the Fund’s A Shares, C Shares, Investor Shares and R6 Shares have no operating history, ‘Other Expenses’ for these share classes are based on estimated expenses for the current fiscal year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Fuller & Thaler Behavioral Micro-Cap Equity Fund		Fuller & Thaler Behavioral Micro-Cap Equity Fund A Shares	[1]	Fuller & Thaler Behavioral Micro-Cap Equity Fund C Shares [1]	Fuller & Thaler Behavioral Micro-Cap Equity Fund Investor Shares	[1]	Fuller & Thaler Behavioral Micro-Cap Equity Fund Institutional Shares		Fuller & Thaler Behavioral Micro-Cap Equity Fund R6 Shares [1]
Management Fees		1.45%		1.45%	1.45%		1.45%		1.45%
Distribution and/or Service (12b-1) Fees		0.25%		1.00%	0.25%		none		none
Other Expenses		0.93%	[2]	0.68%	0.88%	[2]	0.77%	[2]	0.68%
Acquired Fund Fees and Expenses	[3]	0.03%		0.03%	0.03%		0.03%		0.03%
Total Annual Fund Operating Expenses	[3]	2.66%		3.16%	2.61%		2.25%		2.16%
Expense Reductions	[4]	(0.88%)		(0.88%)	(0.88%)		(0.82%)		(0.83%)
Total Annual Fund Operating Expenses After Expense Reductions	[4]	1.78%		2.28%	1.73%		1.43%		1.33%
[1]	The Fund’s A Shares, C Shares, Investor Shares and R6 Shares have been approved by the Capitol Series Trust’s (the “Trust”) Board of Trustees but are not yet available for purchase and are not being offered at this time. The Fund’s A Shares, C Shares, Investor Shares, and R6 Shares will be registered and offered for sale at a later date. Because the Fund’s A Shares, C Shares, Investor Shares and R6 Shares have no operating history, ‘Other Expenses’ for these share classes are based on estimated expenses for the current fiscal year.
[2]	The Trust has adopted an Administrative Services Plan (the “Services Plan”) for A Shares, Investor Shares, and Institutional Shares of the Funds. The Services Plan allows the A Shares, Investor Shares and Institutional Shares of the Fund to pay service organizations for the provision of certain administrative, recordkeeping and other non-distribution related shareholder services to A Share, Investor Share and Institutional Share shareholders. The Services Plan permits the Fund to make service fee payments at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its A Shares and up to 0.20% of the Fund’s average daily net assets attributable to its Investor Shares or Institutional Shares. “Other Expenses” reported in the table above for A Shares, Investor Shares and Institutional Shares include an allocation of up to 0.03% of this services fee payable to the Fund’s investment adviser, Fuller & Thaler Asset Management, Inc. (“Fuller & Thaler” or the “Adviser”) for certain non-distribution related shareholder services that it provides pursuant to a Shareholder Services Agreement between the Trust and Fuller & Thaler adopted pursuant to the Services Plan. This Shareholder Services Agreement and fee allocation to Fuller & Thaler has been authorized by the Board of Trustees (the “Board”) of the Trust pursuant to the Services Plan, but has not been implemented as of the date of this prospectus. For additional information regarding the Services Plan, refer to “Service Fees – A Shares, Investor Shares and Institutional Shares” in the Fund’s prospectus.
[3]	Total Annual Operating Expenses will not correlate to the Fund’s ratio of expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund but does not include “Acquired Fund Fees and Expenses.”
[4]	Effective January 27, 2023, Fuller & Thaler has contractually agreed to waive its management fee and/or reimburse Fund expenses so that total annual operating expenses do not exceed 1.75%, 2.25%, 1.70%, 1.40% and 1.30% for A Shares, C Shares, Investor Shares, Institutional Shares and R6 Shares, respectively, of the Fund’s average daily net assets through January 31, 2024. The expense limitation does not apply to (i) interest (other than custodial overdraft fees and expenses associated with the Fund’s participation in an alternative liquidity program), (ii) taxes, (iii) brokerage fees and commissions, (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (v) dividend expense on short sales and (vi) indirect expenses such as acquired fund fees and expenses incurred by the Fund in any fiscal year. During any fiscal year that the Investment Advisory Agreement between the Adviser and Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board may terminate such agreement at any time. The Expense Limitation Agreement shall terminate automatically upon the termination of the Advisory Agreement.

Example:

The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same and the expense waiver/reimbursement remains in place for the contractual period only. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Expense Example - Fuller & Thaler Behavioral Micro-Cap Equity Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Fuller & Thaler Behavioral Micro-Cap Equity Fund A Shares	745	1,275	1,830	3,335
Fuller & Thaler Behavioral Micro-Cap Equity Fund C Shares	231	892	1,578	3,406
Fuller & Thaler Behavioral Micro-Cap Equity Fund Investor Shares	176	728	1,307	2,879
Fuller & Thaler Behavioral Micro-Cap Equity Fund Institutional Shares	146	625	1,130	2,521
Fuller & Thaler Behavioral Micro-Cap Equity Fund R6 Shares	135	596	1,083	2,428

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended September 30, 2022 was 74% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies

Under normal circumstances, the Fund seeks to achieve its objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of micro capitalization (“micro-cap”) companies based in the U.S. (“80% Policy”). The Fund must provide shareholders with 60 days’ prior written notice if it changes its 80% Policy. The Fund considers a company to be based in the U.S. if it is publicly traded in the U.S. and it satisfies one or more of the following additional criteria: it is incorporated in the U.S., it is headquartered in the U.S., its reported assets are primarily located in the U.S., or it derives the majority of its revenue from the U.S. The Fund defines micro-cap companies as companies whose market capitalizations are generally in the lowest 5% of total market capitalization or companies whose market capitalizations are smaller than or equal to the 1,500th largest U.S. company or smaller than or equal to the largest stock in the Russell Microcap® Index, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE American LLC, Nasdaq Global Market®,Nasdaq Capital Market® or such other securities exchanges deemed appropriate by the Adviser. Under the Adviser’s market capitalization guidelines described above, based on market capitalization data as of September 30, 2022, the market capitalization of a micro-cap company would be $3.72 billion or below. This dollar amount will change due to market conditions. The size of the companies included in the Russell Microcap® Index will change as a result of market conditions and reconstitution of the Index and universe.

The Fund seeks to achieve its investment objective by building a diversified portfolio of U.S. stocks in a disciplined process that applies the proprietary research of Fuller & Thaler, the Fund’s investment adviser, on the behavioral biases of other investors. Fuller & Thaler’s investment process is based on decades of research into behavioral finance. Behavioral finance is the study of how investors actually behave, as opposed to how they should behave, when making investment decisions. Professional investors are human, and like all humans, they make mistakes. Investors make mistakes because they have emotions, use imperfect rules of thumb, and have priorities beyond risk and return. Fuller & Thaler’s process identifies and exploits those mistakes. The Adviser’s analysis includes making educated predictions of when other investors – the “market” – have likely made a behavioral mistake, and in turn, have created a buying opportunity. There are two kinds of mistakes that produce buying opportunities: over-reaction and under-reaction. Investors may over-react to bad news and losses (e.g., panic) that may present opportunities in typically value-oriented stocks, or they may under-react to good news (e.g., not pay attention) that may present opportunities in typically growth-oriented stocks. At the individual stock level, Fuller & Thaler searches for events related to insider buying, earnings announcements, and other news that suggest these types of investor misbehavior (over-reaction or under-reaction) and draws from its more than 25 years of experience in analyzing events that suggest investor misbehavior. If these behaviors are present, Fuller & Thaler then proceeds to its fundamental analysis of the company. In summary, if an investor mistake is likely and the company has solid fundamentals, the portfolio managers buy the stock. The portfolio managers generally sell when they believe investor misbehavior has reversed or the firm’s fundamentals deteriorate. There is no set length of time that the Fund expects to hold a particular security.

While income-generating funds typically invest in stocks with high dividends, funds seeking capital appreciation typically invest in stocks without significant dividends but try to generate returns for investors through price appreciation. Funds can seek price appreciation with low turnover—holding each stock for many years and expecting each stock to go up in price for years—or with higher turnover—holding each stock for months or quarters, and expecting each stock to go up in price during the months and quarters the stock is held. The Fund typically buys micro-cap stocks with high growth prospects, that often do not pay dividends. And we hold stocks on average less than a year, although we may hold for shorter or much longer periods of time—as long as we believe the price is likely to continue appreciating. Hence, we believe high-turnover (i.e., shorter-term) holding of individual stocks that we expect to appreciate within the fund is entirely consistent with long-term capital appreciation of the Fund as a whole.

The Fund may invest a portion of its assets in real estate investment trusts (“REITs”), Business Development Companies (BDCs), and Exchange Traded Funds (ETFs) whose investment characteristics are consistent with the Fund’s principal investment strategy. REITs are pooled investment vehicles that generally invest in income-producing real estate or real estate-related loans or interests. The Fund will generally invest in liquid REITs that are included in the Russell Microcap® Index, the Fund’s benchmark index. A  BDC is a form of unregistered closed-end investment company that typically invests in small and mid-sized businesses to help such companies grow in the initial stages of their development. An ETF is a marketable security that typically tracks a stock index or other basket of assets. Although similar in many ways, ETFs differ from mutual funds because ETF shares trade like common stock on an exchange, with a fluctuating price throughout the day as shares are bought and sold.

The Fund reserves the right to concentrate in a particular industry or group of industries by investing, consistent with the Fund’s investment policies and objectives, up to 35% of its assets in the equity securities of issuers in such industry or group of industries, if, at the time of investment, that industry or group of industries represents 10% or more of the Russell Microcap® Index, the Fund’s benchmark index. While it is not possible to forecast exactly when and how this concentration will occur, it would most likely occur in industries where the strategy has historically had the highest weights or currently see potential opportunities: Specialty Retail; Electronic Equipment, Instruments & Components; Health Care Equipment & Supplies; Semiconductors & Semiconductor Equipment; Hotels, Restaurants & Leisure; Textiles, Apparel & Luxury Goods; and Software.

The Fund also reserves the right to concentrate in particular sectors, and will concentrate its investments in a particular sector by investing greater than 25% of the Fund’s total assets in such sector when its Behavioral Strategy indicates that such concentration would be appropriate from an investment perspective. The Fund does not have a pre-conceived intention to invest in any particular sector.

The Fund typically expects to hold from 40 to 150 positions, with individual position sizes typically ranging up to 7% of the Fund’s net assets. The Fund is typically expected to have a portfolio turnover rate of approximately 100% or more.

The Fund may also lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund’s Board of Trustees. Loans of portfolio securities will be collateralized by liquid securities and cash. The Fund may invest cash collateral received in securities consistent with its principal investment strategy.

Principal Investment Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Additional Information Regarding Principal Risks” in the Fund’s prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. Movements in the stock market may adversely affect the securities held by the Fund on a daily basis, and as a result, such movements may negatively affect the Fund’s net asset value (“NAV”) and investment return. Prices for securities in which the Fund invests may move up or down, sometimes rapidly and unpredictably, as a result of market influences. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular industries or sectors represented in those markets. The Fund’s investments are subject to the following market-related risks, among others: inflation risk, geopolitical risks, including wars, terrorism, government shutdowns, and concerns about sovereign debt; natural and environmental disasters, including earthquakes, tsunamis and hurricanes; widespread disease, including pandemics and epidemics; and market manipulation and other fraudulent practices. For additional information regarding Market Risk, including the effect of pandemics such as the novel coronavirus disease, on financial markets, please see “Market Risk” in the section titled “Additional Information Regarding Principal Investment Risks” in this prospectus.

Equity Securities Risk. U.S. equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

Micro-Cap Company Risk. Returns from small and micro-capitalization growth stocks may trail returns from the overall stock market. Historically, small and micro-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently. Small and microcap-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

Small-Cap Company Risk. Investments in securities of small-cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Small-cap companies often have less predictable earnings, more limited product lines, markets, distribution channels, or financial resources, and the management of such companies may be dependent on one or a few key people. The equity securities of small-cap companies are generally less liquid than the equity securities of larger companies.

Behavioral Strategy Risk. When taking investment positions, Fuller & Thaler will apply principles based on behavioral finance. In order to take advantage of behavioral biases, Fuller & Thaler generally focuses on certain markers of possible under- and over-reaction. Securities identified using this type of strategy may perform differently from the market as a whole based on the following: the criteria used in the analysis; whether the criteria used are successful in predicting investor behavior; the weight placed on each criterion; and changes in the criteria’s historical trends. The criteria used in implementing this strategy and the weight placed on those criteria may not be predictive of a security’s value, and the effectiveness of the criteria can change over time. These changes may not be reflected in the current analytical approach used to implement the behavioral strategy. There can be no guarantee that Fuller & Thaler will be successful in applying behavioral finance principles to successfully predict investor behavior to exploit stock price anomalies.

BDC Risk. A BDC may invest in the equity and fixed income securities of smaller and developing companies as well as companies that are experiencing financial crises (“Portfolio Companies”). Investments in smaller and developing Portfolio Companies involve a greater risk of loss due to their youth and limited track records and are more susceptible to competition and economic and market changes due to limited products and market shares. Because Portfolio Companies may have limited capital resources, there is also a greater risk of default on fixed income securities issued and non-payment of dividends on any preferred and common stock issued. Investments in Portfolio Companies typically have limited liquidity. A BDC may use leverage (e.g. borrowing and the issuance of fixed income and preferred securities) to finance its own operations and may suffer significant losses if market fluctuations cause the BDC’s net asset value (“NAV”) to decline or if related interest charges exceed investment income. The Fund has no control over the investments made by BDCs, and BDCs are subject to additional risks such as the fact that their shares may trade at a market price above or below their NAVs or an active market may not develop for their shares.

Concentration Risk. Greater than 25% of a Fund’s total assets may be exposed to a particular industry. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. An inherent risk associated with an industry-concentrated portfolio is that the Fund may be adversely affected if a small number of its investments in the concentrated industry or group of industries perform poorly.

ETF Risk. The Fund is subject to the performance of the ETFs in which it invests for the portion of the Fund’s assets that are so invested. Because the Fund invests its assets in shares of ETFs, the Fund indirectly owns the investments made by such ETFs. By investing in the Fund, you therefore indirectly assume the same types of risks as investing directly in such ETFs. The Fund’s investment performance is affected by the ETF’s investment performance. In addition, the Fund’s risks include the Underlying ETF’s principal risks.

Fee Layering Risk. When the Fund invests in another investment company such as a business development company or an ETF, the Fund will indirectly bear its proportionate share of any fees and expenses payable directly by the investment company. Therefore, the Fund will incur additional expenses, some of which are duplicative of the Fund’s own operational expenses.

Growth Investing Risk. To the extent that the Fund invests in growth-oriented securities, the Adviser’s perception of the underlying companies’ growth potentials may be wrong, or the securities purchased may not perform as expected.

Issuer Risk. The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Liquidity Risk. The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Management Risk. The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.

Regulatory Risk. Changes in government regulations may adversely affect the operations and value of the Fund or the companies in which it invests. Industries and markets that are not adequately regulated may be susceptible to the initiation of inappropriate practices that adversely affect the Fund or the companies in which it invests.

REIT and Real Estate-Related Investment Risk. Adverse changes in the real estate markets may affect the value of REIT and other real estate-related investments.

Sector Risk. The Adviser may allocate more of the Fund’s investments to a particular sector or sectors in the market. If the Fund invests a significant portion of its total assets in certain sectors, its investment portfolio will be more susceptible to the financial, economic, business, and political developments that affect those sectors.

Securities Lending Risk. The Fund may make secured loans of its portfolio securities in an amount not exceeding 33 ⅓% of the value of the Fund’s total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially, including possible impairment of the Fund’s ability to vote the securities on loan. If a loan is collateralized by cash, the Fund typically will invest the cash collateral for its own account and may pay a fee to the borrower that normally represents a portion of the Fund’s earnings on the collateral. Because the Fund may invest collateral in any investments in accordance with its investment objective, the Fund’s securities lending transactions will result in investment leverage. The Fund bears the risk that the value of the investments made with collateral may decline.

Turnover Risk. High levels of portfolio turnover increase transaction costs and taxes and may lower investment performance.

Value Investing Risk. The determination that a security is undervalued is subjective. The market may not agree with the Adviser’s determination and the security’s price may not rise to what the Adviser believes is its full fair value.

Performance Information

The performance information below provides some indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Institutional Shares from year to year.

The table shows the average annual returns of the Institutional Shares for the periods of 1 Year and Since Inception compared to a broad-based market index. The Fund’s A Shares, C Shares, Investor Shares and R6 Shares have not yet commenced operations and are not yet available for purchase. Performance information for A Shares, C Shares, Investor Shares and R6 Shares will be included when the respective share class has been operational for a full calendar year. The Fund’s A Shares, C Shares, Investor Shares and R6 Shares would have substantially similar annual returns to those classes presented herein because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

Visit www.fullerthalerfunds.com for more current performance information.

Past performance, before and after taxes, is not necessarily predictive of future performance.

Micro-Cap Equity Fund Calendar Year Total Returns – Institutional Shares

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest	10/1/2020 – 12/31/2020	47.99%
Lowest	1/1/2020 – 3/31/2020	(44.78)%

AVERAGE ANNUAL TOTAL RETURNS (for periods ended 12/31/2022)
Past performance, before and after taxes, is not necessarily predictive of future performance.
Average Annual Total Returns - Fuller & Thaler Behavioral Micro-Cap Equity Fund		Label	1 Year		Since Inception [1]	Inception Date
Fuller & Thaler Behavioral Micro-Cap Equity Fund Institutional Shares		Before Taxes	(31.08%)		6.91%	Dec. 28, 2018
Fuller & Thaler Behavioral Micro-Cap Equity Fund Institutional Shares | After Taxes on Distributions	[2]		(31.08%)		5.78%
Fuller & Thaler Behavioral Micro-Cap Equity Fund Institutional Shares | After Taxes on Distributions and Sales	[2]		(18.40%)		5.20%
Fuller & Thaler Behavioral Micro-Cap Equity Fund Investor Shares		Before Taxes		[1]
Fuller & Thaler Behavioral Micro-Cap Equity Fund R6 Shares		Before Taxes		[1]
Fuller & Thaler Behavioral Micro-Cap Equity Fund A Shares		Before Taxes		[1]
Fuller & Thaler Behavioral Micro-Cap Equity Fund C Shares		Before Taxes		[1]
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	[3]		(21.96%)		8.57%
[1]	The inception date of Fund’s Institutional Shares is December 28, 2018. The Fund’s Class A Shares, Class C Shares, Investor Shares and R6 Shares have not yet commenced operations and are not yet available for purchase. The Fund’s A Shares, Class C Shares, Investor Shares and R6 Shares will be registered and offered for sale at a later date. Performance for A Shares, C Shares, Investor Shares and R6 Shares will be included when the respective share class has been operational for a full calendar year.
[2]	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are for Institutional Shares only. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on the sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return. After-tax returns for other share classes will vary.
[3]	The Russell Microcap® Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. The Russell Microcap® Index measures the performance of the microcap segment of the U.S. equity market. The Russell Microcap® Index stocks make up less than 3% of the U.S. equity market (by market cap) and consist of the smallest 1,000 securities in the small cap Russell 2000® Index, plus the next 1,000 smallest eligible securities by market cap. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.